As filed with the Securities and Exchange Commission on September 28, 2001.

                                                      Registration Nos. 33-29180
                                                                        811-5823

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 20

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 22

                         DOMINI SOCIAL INVESTMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

                536 Broadway, 7th Floor, New York, New York 10012
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, including Area Code: 212-217-1100

                                  Amy L. Domini
                          Domini Social Investments LLC
                             536 Broadway, 7th Floor
                            New York, New York 10012
                     (Name and Address of Agent for Service)

                                    Copy To:
                              Roger P. Joseph, Esq.
                                Bingham Dana LLP
                               150 Federal Street
                           Boston, Massachusetts 02110

It is proposed that this filing will become effective on November 30, 2001 pursuant to paragraph (a)(1) of Rule 485.

Domini Social Index Portfolio has also executed this registration statement.

Prospectus

November 30, 2001

[GRAPHIC]

Domini Social Equity FundSM
Domini Social Bond FundSM

[LOGO] Domini
SOCIAL INVESTMENTS®

The Way You Invest MattersSM

As with all mutual funds, the Securities and Exchange Commission has not judged whether these funds are good investments or whether the information in this prospectus is truthful and complete. Anyone who indicates otherwise is committing a crime.

Table of Contents
Overview	2

The Funds at a Glance

Domini Social Equity Fund
Investment Objective	4
Primary Investment Strategy	4
Primary Risks	4
Past Performance	5
Fund Fees and Expenses	6

Domini Social Bond Fund
Investment Objective	8
Primary Investment Strategy	8
Primary Risks	8
Past Performance	9
Fund Fees and Expenses	10

More Information on Primary Risks	12

More About the Funds

Socially Responsible Investing	15

Domini Social Equity Fund

About Index Investing	15

Answers to basic questions about how index funds work, how index funds differ from actively managed funds, and an overview of the advantages they offer.

What is the Domini 400 Social Index SM ?	17

Information about the nation’s first socially and environmentally screened index and how it was created and is maintained.

Domini Social Bond Fund

About Bond Fund Investing	21

More information on the Domini Social Bond Fund’s investments and investment techniques.

The Social Impact of the Domini Social Bond Fund	25

Information about how the Domini Social Bond Fund invests to promote community development.

Additional Investment Strategies & Risk Information	26

Who Manages the Funds?	29

The Funds’ Distribution Plan	30

Shareholder Manual	A-1

Information about buying and selling shares, distributions, and the tax consequences of an investment in a Fund.

Financial Highlights	B-1

Overview
The Funds offered in this prospectus provide ways to pursue your investment goals while being consistent with principles of social and environmental responsibility. Each Fund’s investments are subject to multiple, broad-based social screens designed to meet the needs of most socially responsible investors.

The Domini Funds

The Domini Social Equity Fund seeks long-term total return by investing in the stocks of companies that are included in the Domini 400 Social Index SM . You may want to invest in the Domini Social Equity Fund if you are seeking long-term growth and an efficient way to invest in a broad cross-section of the U.S. stock market and can accept the risks of investing in the stock market.

The Domini Social Bond Fund seeks a high level of current income and total return by investing in bonds and other debt instruments. You may want to invest in the Domini Social Bond Fund if you are seeking current income and long-term appreciation from a diversified portfolio of bonds and other debt instruments and can accept the risks that are associated with investments in these markets.

Each Fund should be considered a long-term investment and is not appropriate for short-term trading purposes. Each Fund can be used in both regular and tax-deferred accounts, such as IRAs.

Socially Responsible Investing

The Domini Social Equity Fund and the Domini Social Bond Fund are both “socially and environmentally screened,” meaning that they seek to invest in companies and other issuers that meet the following criteria:

• The Funds avoid securities and obligations of issuers that manufacture tobacco products or alcoholic beverages, derive any revenues from gambling enterprises or have an ownership share in, or operate, nuclear power plants. The Funds also avoid investment in firearms manufacturers and major military contractors.
Overview

• The Funds seek to hold the securities and obligations of good corporate citizens, demonstrated by positive relations with their communities and their employees, by their environmental record, and by the quality and safety of their products.

Please see pages 18-19 for more information regarding the Funds’ social and environmental policies.

Why Reading this Prospectus is Important

This prospectus expalins the objective, risks, and strategies of the Domini
Social Equity Fund and the Domini Social Bond Fund. Reading the prospecuts will help you to decide wheter a Fund is the right investment for you. Mutual funds:

     . are not FDIC-insured
     . have no bank guarantees
     . may lose value

Because you could lose money by investing in these Funds, we suggest that you read this prospectus carefully, and keep it for future reference.

The Funds at a Glance
Domini Social Equity Fund

Investment Objective

The Domini Social Equity Fund seeks to provide its shareholders with long-term total return that matches the performance of the Domini 400 Social Index, an index made up of the stocks of 400 companies selected using social and environmental criteria. The Index is composed primarily of large-capitalization U.S. companies.

Primary Investment Strategy

The Domini Social Equity Fund seeks to match the composition of the Index as closely as possible. The Fund typically invests in all 400 stocks included in the Domini 400 Social Index, in approximately the same proportion as they are found in the Index. This is known as a full replication strategy. The Fund follows this strategy by investing in the Domini Social Index Portfolio, another fund with the same investment objective.

Although you cannot invest directly in an index, an index mutual fund provides you the opportunity to invest in a portfolio that tracks an index.

For information about the Domini 400 Social Index’s SM social screens, please refer to page 18.

Primary Risks

The Domini Social Equity Fund’s total return, like the stock market in general, will fluctuate widely. An investor can lose money over short or long periods of time. Also, it is possible that returns from the large-cap stocks in which the Fund invests will underperform relative to other asset classes or the overall stock market.

The Fund may be adversely affected because it will continue to invest in the Domini 400 Social Index, regardless of how the Index is performing.

The Fund’s portfolio is subject to strict social and environmental screens. Because of these screens, Fund management may pass up opportunities to buy certain securities when it is otherwise advantageous to do so, or may sell certain securities for social or environmental reasons when it is otherwise disadvantageous to do so.
The Funds at a Glance

Past Performance

The bar chart and table below provide an indication of the risk of investing in the Domini Social Equity Fund by illustrating how returns have varied from one year to the next and by showing how the Fund’s average annual total returns compare with those of the Standard & Poor’s 500 Index (S&P 500), a broad-based index. Please note that this information represents past performance, and is not necessarily an indication of how the Fund will perform in the future.

Total Return for Years Ended December 31

This bar chart shows how the Domini Social Equity Fund’s performance has varied over the last nine calendar years.

                                    [CHART]

                                1992     12.10%
                                1993      6.54%
                                1994     (0.36)%
                                1995     35.17%
                                1996     21.84%
                                1997     36.02%
                                1998     32.99%
                                1999     22.63%
                                2000    (15.05)%

Best quarter covered by the bar chart above: 24.62% (quarter ended 12/31/98)

Worst quarter covered by the bar chart above: -9.83% (quarter ended 9/30/98)

Year-to-date performance as of September 30, 2001: X.XX%
The Funds at a Glance

Average Annual Total Return as of 12/31/00

The table below shows the Domini Social Equity Fund’s average annual total returns in comparison to the S&P 500.

                                    [CHART]

                                            Since
                  1 Year        5 Years     Inception
                                            (6/3/91)

Domini Social     (15.05)%      18.08%      15.57%
Equity Fund

S&P 500            (9.11)%      18.33%      16.07%

Fund Fees and Expenses

The table below describes the fees and expenses that you would pay if you buy and hold shares of the Domini Social Equity Fund.*

Shareholder Fees (fees paid directly by you)
Sales Charge (Load) Imposed on Purchases:		None
Deferred Sales Charge (Load):		None
Redemption Fees
Redemptions by Check:		None
Redemptions by Bank Wire:		$10**
Exchange Fees:		None

Annual Fund Operating Expenses
(expenses deducted from the Fund’s assets)
Management Fees:		0.20%
Distribution (12b-1) Fees:		0.25%
Other Expenses
Administrative Services and Sponsorship Fee:	0.50%
Other Expenses:	0.19%	0.69%

Total Annual Fund Operating Expenses:		1.14%
Fee Waiver: †		0.22%

Net Expenses:		0.92%

* The table reflects the expenses of the Domini Social Equity Fund and the Domini Social Index Portfolio, the underlying portfolio in which that Fund invests.
** You may redeem by writing or calling the Fund. If you wish to receive your redemption proceeds by wire, there is a $10 wire service fee. For additional information, please refer to the Shareholder Manual, page A-1.
† For the period from November 30, 2001 to November 30, 2002, Domini Social Investments LLC has contractually agreed to waive certain fees and/or reimburse certain expenses, including management fees, so that the Fund’s expenses will not exceed, on a per annum basis, 0.92% of its average daily net assets.
The Funds at a Glance

Example

The following example is intended to help you compare the cost of investing in the Domini Social Equity Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur if you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of each period. This example assumes that the Fund provides a return of 5% a year, all dividends and distributions are reinvested, operating expenses remain constant for the time period indicated and the fee waiver reflected in the fee table above is in effect for the one-year time period.

                                    [CHART]

                  1 Year     3 Years     5 Years     10 Years
                    $94        $340       $606         $1,366

This example should not be considered to represent actual expenses or performance for the past or the future. Actual future expenses may be higher or lower than those shown.

Quick Guide to Important Information

Minimum Initial Investment: $1,000 ($250 for IRAs, UGMA/UTMA Accounts and
Coverdell Savings Accounts) ($500 with Automatic Investment Plan)

Investment Adviser: Domini Social Investments LLC

Commencement of Operations: June 3, 1991

Net Assets as of September 30, 2001: $XXX

Available for IRAs

Dividends: Distributed semi-annually, usually in June and December

Capital Gains: Distributed annually, usually in December

Newspaper Listing: Dom Social Inv-Soc Equity

Ticker Symbol: DSEFX

Cusip Number: 257132100

Website: www.domini.com

Shareholder Services: 1-800-762-6814

The Funds at a Glance
Domini Social Bond Fund

Investment Objective

The Domini Social Bond Fund seeks to provide its shareholders with a high level of current income and total return by investing in bonds and other debt instruments that meet the Fund’s social and environmental criteria.

Primary Investment Strategy

The Domini Social Bond Fund invests at least 85% of its assets in investment-grade fixed-income debt instruments, including government and corporate bonds, mortgage-backed and asset-backed securities, and U.S. dollar-denominated bonds issued by non-U.S. entities. The Fund normally maintains an average effective maturity of between 2 and 10 years. All investments meet the Fund’s environmental and social criteria.

The Fund also invests a portion of its assets (up to 10% percent) in debt instruments that support community development by promoting business creation, housing development and the economic and social development of urban and rural communities. Some of these investments are in unrated or lower-rated securities that carry a higher degree of risk than the Fund’s investment-grade securities. Some of these investments may earn below-market rates of return.

The Fund does not currently intend to invest in direct obligations of the U.S. Treasury. The Fund will not invest more than 10% of its assets in below investment-grade securities.

For information about the Domini Social Bond Fund’s social impact, please refer to page 25.

Primary Risks

The market prices of the bonds and other debt instruments in which the Domini Social Bond Fund invests may fluctuate. In addition, the credit quality of the issuers of these debt instruments may change. Each of these factors may adversely affect the Fund’s performance. An investor can lose money over short or long periods of time.
The Funds at a Glance

In general, the value of a bond and any other debt instrument goes down when interest rates go up. In addition, rising interest rates may cause debt instruments to be repaid later than expected, forcing the Fund to endure the relatively low interest rates on these instruments and extending the average maturity of certain debt instruments. On the other hand, falling interest rates may lead to a higher level of prepayments of some debt instruments, and the Fund may be adversely affected if it has to reinvest that money at a lower prevailing interest rate.

The Fund’s portfolio is subject to strict social and environmental screens. Because of these screens, Fund management may pass up opportunities to buy certain securities when it is otherwise advantageous to do so, or may sell certain securities for social or environmental reasons when it is otherwise disadvantageous to do so.

Past Performance

The Domini Social Bond Fund, having commenced operations on June 1, 2000, does not have annual returns for a full calendar year. Therefore, a bar chart and table that illustrate how the returns of the Fund have varied from one year to the next and showing how the Fund’s average annual total returns compare with those of a broad-based index are not provided.
The Funds at a Glance

Fund Fees and Expenses

The table below describes the fees and expenses that you would pay if you buy and hold shares of the Domini Social Bond Fund.

Shareholder Fees (fees paid directly by you)
Sales Charge (Load) Imposed on Purchases:		None
Deferred Sales Charge (Load):		None
Redemption Fees
Redemptions by Check:		None
Redemptions by Bank Wire:		$10**
Exchange Fees:		None

Annual Fund Operating Expenses
(expenses deducted from the Fund’s assets)
Management Fees:		0.40%
Distribution (12b-1) Fees:		0.25%
Other Expenses
Administrative Services Fee:	0.25%
Other Expenses:	1.51%	1.76%

Total Annual Fund Operating Expenses:		2.41%
Fee Waiver: †		(1.46%	)

Net Expenses:		0.95%

** You may redeem by writing or calling the Fund. If you wish to receive your redemption proceeds by wire, there is a $10 wire service fee. For additional information, please refer to the Shareholder Manual, page A-1.
† For the period from November 30, 2001 to November 30, 2002, Domini Social Investments LLC has contractually agreed to waive certain fees and/or reimburse certain expenses, including management fees, so that the Fund’s expenses will not exceed, on a per annum basis, 0.95% of its average daily net assets.
The Funds at a Glance

Example

The following example is intended to help you compare the cost of investing in the Domini Social Bond Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur if you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of each period. This example assumes that the Fund provides a return of 5% a year, all dividends and distributions are reinvested, that operating expenses remain constant for the time period indicated and that the fee waiver reflected in the fee table above is in effect for the one-year time period.

                                    [CHART]

                  1 Year     3 Years     5 Years     10 Years
                   $97        $612       $1,153       $2,635

This example should not be considered to represent actual expenses or performance for the past or the future. Actual future expenses may be higher or lower than those shown.

Quick Guide to Important Information

Minimum Initial Investment: $1,000 ($250 for IRAs, UGMA/UTMA Accounts and
Coverdell Savings Accounts) ($500 with Automatic Investment Plan)

Investment Adviser: Domini Social Investments LLC

Commencement of Operations: June 1, 2000

Net Assets as of September 30, 2001: $XXX

Available for IRAs

Dividends: Accrued daily, paid monthly

Capital Gains: Distributed annually, usually in December

Newspaper Listing: Dom Soc Inv-Soc Bond

Ticker Symbol: DSBFX

Cusip Number: 257132209

Website: www.domini.com

Shareholder Services: 1-800-762-6814

The Funds at a Glance
More Information on Primary Risks

There can be no guarantee that either Fund will be able to achieve its investment objective. The investment objectives of the Funds may be changed without the approval of the Funds’ shareholders, although management currently has no intention to do so. Both the Domini Social Equity Fund and the Domini Social Bond Fund are subject to the risks described below.

• Market Risk. The market prices of the securities owned by either of the Funds may go up and down. Therefore, the value of your investment will vary from day to day and may fluctuate widely. This is particularly true for the Domini Social Equity Fund because it seeks to remain fully invested in the stock market during all market conditions and equity securities generally have greater price volatility than debt securities. You could lose money by investing in either Fund.

An investment in either Fund is not a bank deposit and is not insured or guaranteed. In addition, each Fund is subject to additional specific risks, described below.

The primary risks of investing in the Domini Social Equity Fund include:

• Large-Capitalization Companies. The Fund primarily invests in the stocks of large-capitalization companies. Large-capitalization stocks tend to go through cycles where they do better, or worse, than the stock market in general. The performance of your investment will generally follow these broad market trends. Because the Domini 400 Social Index is weighted by market capitalization, a few large companies represent a relatively large percentage of the Index. Should the value of one or more of these stocks decline significantly, it could negatively affect the Fund’s performance.

• Indexing. The Fund will continue to invest in the Domini 400 Social Index, regardless of how the Index is performing. It will not shift its concentration from one industry to another, or from stocks to bonds or cash, in order to defend against a falling or stagnant stock market. If the Index is heavily weighted in a single industry or sector, the Fund will be heavily invested in that industry or sector, and as a result can be affected more positively or negatively by developments in those industries than would be another mutual fund whose investments are not restricted to the securities in the Index.

The Funds at a Glance
Also, the Fund’s ability to match the performance of the Index may be affected by a number of factors, including Fund operating expenses and transaction costs, inflows and outflows of cash from the Fund and imperfect correlation between the Fund’s holdings and those in the Index.

The primary risks of investing in the Domini Social Bond Fund include:

• Interest Rate Risk. In general, the value of a bond goes down when interest rates go up. The value of bond funds tends to follow the same pattern. Falling interest rates, on the other hand, could cause the Fund’s income to decline. Securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter maturities. Under normal market conditions, the Domini Social Bond Fund’s average effective maturity is from 2 to 10 years. Prepayments of the debt instruments held by the Domini Social Bond Fund that are greater than or less than expected may cause its average effective maturity to differ from its normal range. This deviation is not a violation of investment policy.

• Credit Risk. One factor affecting the price of debt instruments is how creditworthy the issuers of these instruments are perceived to be. This perception is often reflected in credit ratings. The Fund could lose money if the issuer or a guarantor of a bond or other debt instrument does not make timely principal and/or interest payments, or otherwise does not honor its obligations. In addition, the performance of the Fund may be negatively affected for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Understanding Bond Fund Risk: Average Maturity Calculations

Unlike an individual bond, which is repaid when it reaches maturity, a bond fund has no fixed maturity date. Instead, it maintains an average “rolling” maturity by selling aging bonds and buying newer ones. The “average maturity” of a bond fund is the average of all the maturities of the bonds held by the fund. It is usually expressed as a dollar-weighted average, so that the bonds held in greater amounts weigh more heavily in the calculation than bonds held in smaller amounts.

The dollar-weighted average “effective” maturity of a bond fund differs from the dollar-weighted average maturity in that average effective maturity takes into account the portfolio manager’s expectation of prepayments and the call provisions of certain securities. Therefore, average effective maturity may be shorter than a simple average maturity calculation.

In general, a bond fund with a longer dollar-weighted average effective maturity will usually experience greater volatility due to its sensitivity to changes in interest rates than a fund with a shorter dollar-weighted average effective maturity.

The Funds at a Glance
Understanding Bond Fund Risk: Credit Ratings

Investment grade debt instruments are those rated “Aaa,” “Aa,” “A” or “Baa” by Moody’s Investors Service, Inc. or “AAA,” “AA,” “A” or “BBB” by Standard & Poor’s and those that the Fund’s portfolio managers believe to be of comparable quality.

If the credit quality of a security declines after the Domini Social Bond Fund buys it, the Fund’s portfolio managers will decide whether the Fund should continue to hold or should sell the security.

Debt instruments with lower ratings tend to be more volatile than those with higher ratings. Lower-rated or unrated securities may also be hard to value accurately or sell at a fair price. At least 85% of the Domini Social Bond Fund’s portfolio will be comprised of investment-grade fixed-income debt instruments.

The Fund will devote a portion of its assets to community development investments. A portion of these investments will be unrated and illiquid. These investments may be riskier than investment-grade securities, and some may earn below-market rates of return.

• Prepayment and Extension Risk. When interest rates go down, the issuers of some debt instruments may prepay the principal due on these instruments. This can reduce the returns of the Fund because it may have to reinvest that money at the lower prevailing interest rates. On the other hand, rising interest rates may cause debt instruments to be repaid later than expected, forcing the Fund to endure the relatively low interest rates on these instruments. This also extends the average effective maturity of certain debt instruments, making them more sensitive to changes in interest rates and the Fund’s net asset value more volatile. Because the Domini Social Bond Fund invests in mortgage-backed securities, it is particularly sensitive to this type of risk.

More About the Funds
Socially Responsible Investing

Socially responsible investors factor social and environmental criteria into their investment decisions. They believe that this helps to encourage greater corporate responsibility, and may also help to identify companies that are good long-term investments because enlightened management may be better able to meet the future needs of society and the environment. In addition, in the course of seeking financial gain for themselves, they look for opportunities to use their investments to improve the lives of others.

Typically, social investors avoid companies that manufacture products, or employ practices, that they believe have harmful effects on society or the natural environment. They seek to invest in issuers with positive qualities, such as a proactive environmental record or positive employee relations. This process is called “social screening.”

At Domini Social Investments, in addition to screening our investments, we work with companies to improve their social and environmental performance and file shareholder resolutions on these issues when necessary. In addition, we vote company proxies in a manner that is consistent with our social screening criteria, and publicly disclose our votes. The Domini Social Bond Fund uses a portion of its assets to promote community development.

Domini Social Equity Fund

About Index Investing

What is an index?

An index is an unmanaged group of stocks selected to measure the behavior of the market, or some portion of it. The S&P 500, for example, is an index of 500 companies selected to track the performance of the broad market of large-cap U.S. companies. Investors use indexes as benchmarks to measure how their investments are performing in comparison to the market as a whole.

The Domini 400 Social Index attempts to track the performance of a broad representation of primarily large-cap U.S. companies that pass comprehensive social and environmental screens. The Domini 400 Social Index was created to serve as a benchmark for socially and environmentally conscious investors.

What is the difference between an index fund and an actively managed fund?

The Domini Social Equity Fund uses a passive investment strategy. This means that the Fund purchases, holds and sells stocks based on the composition of the Domini 400 Social Index, rather than on a manager’s judgment as to the direction of the market or the merits of any particular stock.

Unlike index funds, actively managed funds are generally managed to achieve the highest possible return within certain parameters. These funds are managed by stock-pickers who buy and sell stocks based on their opinion of the financial outlook of the stock. Because index funds use a passive strategy, changes in management generally have less impact on fund performance.

Index funds provide investors with an opportunity to invest in a portfolio that is specially designed to match the performance of a particular index. Rather than relying on the skills of a particular mutual fund manager, index fund investors purchase, in a sense, a cross-section of the market. Their performance should therefore reflect the segment of the market that their fund is designed to track.

What are some of the advantages of index investing?

Index investing has become quite popular because it offers investors a convenient, relatively low-cost and tax-efficient way to obtain exposure to a broad spectrum of the stock market. Here are some other advantages:

•  Diversification. Indexes such as the Domini 400 Social Index invest in a large number of companies representing a diverse mix of industries. This structure can help reduce volatility as compared to funds that may invest in a smaller number of companies, or focus on a particular industry.

•  Benchmark Comparability. Index funds typically match the performance of their particular benchmarks more closely than comparable actively managed funds. The Domini Social Equity Fund seeks to match the performance of the Domini 400 Social Index.

More About the Funds

•   Tax Efficiency.Turnover rate refers to the volume of buying and selling of stocks by a fund. The turnover rate of index funds tends to be much lower than the average actively managed mutual fund.

Depending on your particular tax situation, a low turnover rate may produce fewer taxable capital gains.

Compare Turnover Rates

The average annual portfolio turnover rate for all domestic stock funds is XX%.*

The annual portfolio turnover rate for the Domini Social Equity Fund was 18%.** (There is no guarantee that this turnover will not be higher in the future.)

A 100% portfolio turnover rate would occur if a fund sold and replaced securities valued at 100% of its net assets within a one-year period.

*	As of 09/30/01; taken from Morningstar PrincipiaPro.

** For the period from 08/01/00 to 07/31/01.

What is the Domini 400 Social IndexSM ?

The Domini 400 Social Index (the Index) is the nation’s first socially and environmentally screened index. It was created and launched in May 1990 by the social research firm of KLD Research & Analytics, Inc. (KLD) in order to serve as a benchmark for social investors, and to determine how social screens affect financial performance. The Domini Social Equity Fund was launched in 1991 to provide investors with an opportunity to invest in a portfolio based on the Index. The Index is maintained by KLD. It is composed of the common stocks of 400 companies that meet the social criteria described below.

How was the Domini 400 Social Index constructed?

To construct the Index, KLD first applied to the S&P 500 a number of traditional social screens. Roughly half of the S&P 500 companies qualified for the Index in this initial screening process. Approximately 150 non-S&P 500 companies were then added with two goals in mind. One goal was to obtain a broad representation of industries, so that the Index would more accurately reflect the market available to the socially responsible investor. Another goal was to identify companies that are particularly strong models of corporate behavior.
More About the Funds

What are Social Screens?

All investment decisions use some type of “screen.” Screens are guidelines that define which securities will be included in a portfolio, and which will be excluded. In addition to basic financial screens relating to financial solvency, industry and sector diversification, and market capitalization, the stocks in the Domini 400 Social Index are selected using two basic types of social screens: exclusionary and qualitative.

KLD maintains an extensive database of corporate accountability information on more than 1,000 publicly traded companies and bases its decisions on research into the following factors:

Exclusionary Screens

KLD seeks to exclude the following types of companies from the Index:

•  Tobacco and Alcohol – companies that manufacture tobacco products or alcoholic beverages;

•  Gambling – companies that receive identifiable revenues from gambling enterprises;

•  Nuclear Power – companies that have an ownership share in, or operate, nuclear power plants; and

•  Weapons – companies that manufacture firearms or receive more than 2% of their gross revenues from the sale of military weapons.

Qualitative Screens

KLD considers the following criteria when evaluating companies for possible inclusion in the Index and may exclude companies based on poor performance in these areas:

•  Environmental Performance – the company’s record with regard to fines or penalties, waste disposal, toxic emissions, efforts in waste reduction and emissions reduction, recycling, and environmentally beneficial fuels, products and services;

•  Employee Relations – the company’s record with regard to labor matters, workplace safety, employee benefit programs, and meaningful participation in profits either through stock purchase or profit-sharing plans;

•  Diversity – the company’s record with regard to the hiring and promotion of women and minorities, particularly to management positions and the board of directors, including the company’s record with respect to the availability of benefit programs that address work/family concerns, innovative hiring programs for the disabled and progressive policies toward gays and lesbians;

•  Citizenship – the company’s record with regard to its charitable activities and its community relations in general; and

•  Product-Related Issues – the company’s record with regard to product safety, marketing practices, and commitment to quality.

From time to time, KLD may, at its discretion, choose to apply additional criteria, or to modify the application of the criteria listed above, to the Index. As a result, companies may be dropped from or added to the Index. This will impact the types of investments held by the Domini Social Equity Fund because it seeks to invest in the securities of the companies that are included in the Index. The social criteria listed in this prospectus may be modified and additional social criteria may be imposed at any time without approval of shareholders.

How are the Domini Social Equity Fund’s largest holdings selected?

Like the S&P 500, the Domini 400 Social Index is “market capitalization-weighted.” Market capitalization is a measure of the value of a publicly traded company. It is calculated by multiplying the total number of outstanding shares of company stock by the price per share.

The Domini Social Equity Fund’s portfolio is also market capitalization-weighted. For example, assume that the total market value of Company A’s shares is twice the total market value of Company B’s shares. The Fund’s portfolio is structured so that its investment in Company A will be about twice the value of its investment in
Company B. The Fund’s top ten holdings therefore are simply the ten companies with the highest market value in the Index.

Because it seeks to duplicate the Index as closely as possible, the Fund will attempt to have a correlation between the weightings of the stocks it holds in its portfolio and the weightings of the stocks in the Index of 0.95 or better. A figure of 1.0 would indicate a perfect correlation.

More About the Funds
How is the Domini 400 Social Index maintained?

The Index is maintained using a “buy and hold” strategy. Generally speaking, this means that companies that are in the Index stay in the Index for a long time. A company will not be removed because its stock has not been performing well, unless in KLD’s opinion the company is no longer financially viable. Sometimes a company is removed from the Index because it has been acquired by another company. Sometimes a company may split into two companies, and only one of the surviving companies is selected to stay in the Index (because the Index is maintained to consist of exactly 400 companies at all times).

A company may also be removed from the Index because its social profile has deteriorated, or due to its inadequate response to a significant controversy. When a company is removed from the Index, it is replaced with another company. In the selection process, among other factors, KLD considers the size of the company, the industry it is in, and its social profile.

Are there companies I won’t like in the Domini 400 Social Index?

The screens for the Index are designed to reflect those most widely used by social investors. Therefore, you may find that some companies in the Index do not reflect your social or environmental standards. You may wish to review a list of the companies in the Domini Social Equity Fund’s portfolio to decide if they meet your personal standards. The complete list is available in the Fund’s annual and semi-annual reports. To obtain copies of these reports free of charge, call 1-800-762-6814.

No company is a perfect model of corporate or social responsibility. Each year, the Domini Social Equity Fund uses its voice as a shareholder to encourage companies to improve their social and environmental records by voting proxies, writing letters, engaging management in dialogue and filing shareholder resolutions.

More About the Funds
Domini Social Bond Fund

About Bond Fund Investing
What is a bond?

Essentially, a bond is an IOU issued by a corporation or a government entity. When you purchase a bond, you are lending the issuer a specified amount of money (the principal) for a specified period of time (the term). In exchange, the issuer usually pays regular interest and, when the term is up and the bond matures, the issuer repays the principal amount.

Many investors purchase bonds because the interest income paid tends to be higher than money market funds, certificates of deposit or bank accounts. Investors also use bonds to help diversify their portfolio because, although bonds and bond funds are subject to market fluctuations, they don’t always move in the same direction or to the same degree as stocks.

What advantages do bond funds offer?

Bond funds are a convenient way to invest in bonds and other debt instruments because they allow you to invest in a professionally managed pool of bonds and debt instruments. Bond funds offer all of the familiar conveniences of stock mutual funds, such as:

•  Liquidity. See pages A-4 to A-8 for information on how to buy and sell shares.

•  Reinvestment of Dividends. If you do not depend upon your investment for regular income, you may choose to reinvest your dividends.

•  Low Minimum Investment. Purchasing an individual bond can be expensive because of the brokerage commissions you may be required to pay and the size of the bond you may be required to purchase. You can invest in the Domini Social Bond Fund for $1,000. If you open your account as an IRA or an UGMA/UTMA, the minimum is $250, and if you choose to use our automatic investment plan, the minimum is $500.

•  Diversification. A bond fund invests in a large number of bonds and other debt instruments. Although bond funds do not provide any guarantees, investing in a large number of bonds and other debt instruments allows you to spread certain risks (such as credit risk) among more than one issuer.

What types of bonds and other debt instruments will the Fund typically hold?

The Domini Social Bond Fund typically invests at least 85% of its assets in investment-grade fixed-income debt instruments. The Fund can buy many types of debt instruments including, without limitation, corporate bonds, bonds issued by U.S. government agencies or instrumentalities, and mortgage-backed and asset-backed securities. The Fund may also invest in the debt instruments of, and deposit cash with, community development banks and credit unions. All of the Fund’s holdings must pass the Fund’s social and environmental screens.

The following describes the most common types of bonds and other debt instruments the Fund will hold (for a discussion of the risks associated with these types of securities, refer to pages 8-9 and 13-14):

•  Securities of U.S. Government Agencies and Instrumentalities include U.S. government agency bonds, which represent loans by investors to a wide variety of governmental agencies and instrumentalities, and other obligations of U.S. government agencies and instrumentalities. The Domini Social Bond Fund will generally hold bonds issued by those government agencies and government-sponsored entities involved in housing, farming and education.

Please keep in mind that some securities issued by U.S. government agencies and instrumentalities may not be backed by the full faith and credit of the U.S. Treasury. The Fund does not currently intend to invest in direct obligations of the U.S. Treasury such as U.S. Treasury bills, notes and bonds.

•  State and Municipal Bonds represent loans to a state or municipal government, or one of their agencies or instrumentalities.

•  Corporate Bonds are IOUs issued by corporations that want to borrow money for some business purpose. As with other types of bonds, the issuer promises to repay the principal on a specific date and to make interest payments in the meantime. The amount of interest offered depends on market conditions and also on the financial health of the corporation issuing the bonds. For example, a company whose credit rating is weak will have to offer a higher interest rate to obtain buyers for its bonds. The Fund expects to invest primarily in investment-grade corporate bonds, which are corporate bonds rated in one of the four highest rating categories by independent bond rating agencies, and those that the Fund’s portfolio managers believe to be of comparable quality.

Although the Fund may invest in corporate bonds issued by corporations that are not included in the Domini 400 Social Index, all of the Fund’s corporate bond holdings must pass the same social and environmental screens used in connection with the Index (see pages 18-19 for more information).

•  Mortgage-Backed and Asset-Backed Securities represent interests in underlying pools of mortgages or consumer or commercial loans — most often home loans or credit card, automobile or trade receivables. Unlike ordinary bonds, which generally pay a fixed rate of interest at regular intervals and then pay principal upon maturity, mortgage-backed securities pay both interest and principal as part of their regular payments. Because the mortgages and loans underlying the securities can be prepaid at any time by homeowners or consumer or corporate borrowers, mortgage-backed securities and asset-backed securities are particularly sensitive to prepayment and extension risk, discussed earlier (page 14) in this prospectus.

Mortgage-backed securities are issued by a number of government agencies and government-sponsored entities, including the Government National Mortgage Association (GNMA or “Ginnie Mae”), Freddie Mac (formerly the Federal Home Loan Mortgage Corporation) and Fannie Mae (formerly the Federal National Mortgage Association). Ginnie Maes are guaranteed by the

Because the Domini Social Bond Fund may invest extensively in mortgage-backed and asset-backed securities, the prepayment and extension risk of the Fund may be higher than that for a bond fund that does not invest in these types of securities. See page 14 for more information.
More About the Funds
full faith and credit of the U.S. Treasury as to the timely payment of principal and interest. Freddie Macs and Fannie Maes are backed by their respective issuer only. Of course, your investment in the Domini Social Bond Fund is not insured. The Fund may also invest to a lesser extent in conventional mortgage securities, which are packaged by private entities and are not guaranteed by the U.S. government.

•  Community Development. The Fund will invest in mortgages, loans and pools of loans issued by community development banks and financial institutions and by community loan funds. These investments are targeted to underinvested areas, low- to moderate-income individuals, and small businesses. These investments may earn below-market rates of return, may also be lower-rated or unrated, and may subject the Fund to more credit risk than other types of debt instruments. Some of these investments may also be illiquid and the Fund may not be able to sell them at an advantageous time or price.

The Fund may also invest in deposits of, loans to, and loans and pools of loans issued by community development financial institutions, community loan funds and similar institutions. These investments may not be insured by the FDIC and may earn below-market rates of return.

Up to 10% of the Fund’s assets may be placed in community development investments.

•  International dollar-denominated bonds (or Yankee bonds) are bonds denominated in U.S. dollars issued by foreign governments and companies. Because the bond’s value is designated in dollars rather than the currency of the issuer’s country, the investor is not exposed to currency risk. To the extent that the Fund owns bonds issued by foreign governments and companies, the Fund is subject to risks relating to political, social and economic developments abroad.

Please refer to page 26 for additional information about the types of bonds the Domini Social Bond Fund may hold.

What is the Fund’s turnover rate?

The Domini Social Bond Fund is actively managed. Although the Fund’s portfolio managers attempt to minimize portfolio turnover, from time to time the Fund’s annual portfolio turnover rate may exceed 100%. The annual portfolio turnover rate for the Fund was 71% for the period from August 1, 2000 to July 31, 2001. The sale of securities may produce capital gains, which, when distributed, are taxable to investors. Active trading may also increase the amount of commissions or mark-ups the Fund pays to brokers or dealers when it buys and sells securities.

The Social Impact of the
Domini Social Bond Fund

Although an equity fund such as the Domini Social Equity Fund can have an impact on corporate behavior through its screening policies, proxy voting and by filing shareholder resolutions, a socially responsible bond fund provides a special opportunity to make a significant and immediate difference to people and their communities.

The Domini Social Bond Fund seeks to play a positive role in the economic and social development of communities by investing a portion (up to 10%) of its assets in debt instruments and other investments that support and promote community development. The Fund’s submanager will draw upon its experience in making productive community development investments to carefully select those financial institutions, funds and organizations that are making the greatest impact in the areas of affordable housing, job creation, and economic development in underserved communities. These investments may carry greater credit risks than the Fund’s other holdings, and some may earn below-market rates of returns.

The Fund’s community investments are focused in two critical areas: affordable housing and economic empowerment for low- to medium-income entrepreneurs through the financing of small business loans. Examples of these types of investments include loans and deposits purchased from Community Development Financial Institutions and Community Loan Funds, and small business association (SBA) guaranteed portions of small business loans.
The Fund’s Submanager

ShoreBank (formerly South Shore Bank), the Domini Social Bond Fund’s submanager, is the nation’s largest and oldest community devel-opment bank, founded with the purpose of serv-ing the financial needs of residents and businesses in traditionally under-served urban areas.

Between 1974 and October 2001, the Bank loaned $670 million for local rehabilitation and commercial development to approximately 13,000 borrowers. ShoreBank currently has more than $1 billion in assets and $74 million in capital.

The Bank’s parent company, Shorebank Corporation, has founded a variety of other for-profit and not-for-profit development enterprises in the U.S. and abroad. Shorebank Corporation’s investments— which include loans to minority-owned busi- nesses, housing loans in urban neighborhoods, and real estate development — exceeded $146 million in 2000 and are on track to at least equal that amount in 2001.

Shorebank Corporation is responsible for the creation, placement or retention of more than 900 jobs and for the rehabilitation of over 3,750 units of multifamily housing annually.

Additional Investment
Strategies & Risk
Information
Temporary Investments

Both the Domini Social Equity Fund and the Domini Social Bond Fund may temporarily use a different investment strategy for defensive purposes in response to market conditions, economic factors, or other occurrences. This may adversely affect the Funds’ performance.

Additional permissible Domini Social Bond Fund investments include, but are not limited to:

•  Convertible Bonds. The Fund may invest in convertible bonds, which are bonds that may be converted into stock. Convertible bonds are subject to the market risk of stocks, and, like other bonds, are also subject to interest rate risk, prepayment and extension risk and the credit risk of their issuers. Convertible bonds tend to offer lower rates of interest than nonconvertible bonds because the stock conversion feature represents increased potential for capital gains. Call provisions may allow the issuer to repay the debt before it matures. This may hurt the Fund’s performance because it may have to reinvest the money repaid at a lower rate.

•  Zero Coupon Obligations. The Fund may invest in obligations that do not pay current interest, known as “zero coupon” obligations. The prices of zero coupon obligations tend to be more volatile than those of securities that offer regular payments of interest. This makes the Fund’s net asset value more volatile. In order to pay cash distributions representing income on zero coupon obligations, the Fund may have to sell other securities on unfavorable terms. These sales may generate taxable gains for shareholders.

•  Derivatives. The Fund may use derivatives (including futures and options), which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivatives that the Fund may use are described in more detail in the Statement of Additional Information. The Fund may use derivatives to reduce exposure to certain risks, such as interest rate risk. The Fund will not use derivatives for leverage. Suitable derivative transactions may not be available in all circumstances, and there can be no assurance that the Fund will use derivatives, even when they may benefit the Fund.

Derivatives are subject to a number of risks described on pages 12 through 14 of this prospectus, such as market risk, interest rate risk and credit risk. They also may be mispriced or improperly valued, and changes in the value of derivatives may not correlate perfectly with the underlying asset, rate or index.

Investment Structure

The Domini Social Equity Fund invests its assets in the Domini Social Index Portfolio, a registered investment company. The Portfolio has the same investment objective as the Domini Social Equity Fund and invests in securities using the strategies described in this prospectus. The Domini Social Equity Fund may withdraw its investment from the Portfolio at any time if the Board of Trustees of the Domini Social Equity Fund determines that it is in the best interest of the Fund to do so. The Board of Trustees would then consider what action might be taken, including investing all of the Fund’s assets in another similarly structured portfolio having the same investment objective as the Fund, or hiring an investment adviser to manage the Fund’s assets. There is currently no intention to change the Domini Social Equity Fund’s investment structure. References to the Domini Social Equity Fund in this prospectus include the Portfolio, unless the context requires otherwise.

The Domini Social Bond Fund invests directly in securities and does not invest through an underlying Portfolio.

Cash Reserves

Although the Domini Social Equity Fund seeks to be fully invested at all times, it keeps a small percentage of its assets in cash or cash equivalents. These reserves provide the Fund with flexibility to meet redemptions and expenses, and to readjust its portfolio holdings. The Fund may hold these cash reserves uninvested or may invest them in high-quality, short-term debt securities issued by agencies or instrumentalities of the U.S. government, bankers’ acceptances, commercial pa per, certificates of deposit, bank deposits or repurchase agreements. The issuers of these securities must satisfy certain social criteria.

The Domini Social Bond Fund will also invest a portion of its assets in quality, short-term debt securities issued by agencies or instrumentalities of the U.S. government, bankers’ acceptances, commercial paper, certificates of deposit, bank deposits and repurchase agreements. Some of the investments will be with community development banks and financial institutions and may not be insured by the FDIC. The issuers of these securities must satisfy certain social criteria.

Securities Lending

Consistent with applicable regulatory policies, including those of the Board of Governors of the Federal Reserve System and the Securities and Exchange Commission, each of the Domini Social Equity Fund and the Domini Social Bond Fund may make loans of its securities to member banks of the Federal Reserve System and to broker-dealers. These loans would be required to be secured continuously by collateral consisting of securities, cash or cash equivalents maintained on a current basis at an amount at least equal to the market value of the securities loaned. A Fund would have the right to terminate a loan and obtain the securities loaned at any time on three days’ notice. During the existence of a loan, a Fund would continue to collect the equivalent of the dividends paid by the issuer on the securities loaned and would also receive interest on investment of cash collateral. A Fund may pay finder’s and other fees in connection with securities loans. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

The Funds are not required to use every investment technique or strategy listed in this prospectus or in the Statement of Additional Information.

For Additional Information about the Funds’ investment strategies and risks, the Funds’ Statement of Additional Information is available, free of charge, from Domini Social Investments.

Who Manages the
Funds?
Investment Manager

Domini Social Investments LLC (DSIL), 536 Broadway, 7th floor, New York, NY 10012, has been managing money since November 1997 and as of August 31, 2001 managed more than $1.7 billion dollars in assets for individual and institutional investors who are working to create positive change in society by using social and environmental criteria in their investment decisions. DSIL provides the Funds and the Portfolio with investment supervisory services, overall operational support and administrative services.

Social Research & Index Maintenance

KLD Research & Analytics, Inc. determines the composition of the Domini 400 Social Index.

Portfolio Investment Submanagers

Domini Social Equity Fund

SSgA Funds Management, Inc. (SSgA), with its main offices at Two International Place, Boston, MA 02110, provides investment submanagement services to the Domini Social Equity Fund and the Portfolio pursuant to a Submanagement Agreement with DSIL. SSgA had approximately $51 billion in assets under management as of August 31, 2001, including $27 billion in assets for which SSgA acts as a submanager. SSgA managed over $1.7 billion in socially responsible assets as of August 31, 2001. SSgA implements the daily transactions necessary to maintain the proper correlation between the Domini Social Equity Fund’s portfolio and the Domini 400 Social Index. SSgA does not determine the composition of the Index. From January 1, 2001 through April 30, 2001, these services were provided by State Street Global Advisors, an affiliate of SSgA. Prior to January 1, 2001, these services were provided by Mellon Equity Associates, LLP.

For the services DSIL and the submanagers provided to the Domini Social Equity Fund and the Portfolio during the fiscal year ended July 31, 2001, they received a total of 0.57% of the average daily net assets of the Domini Social Equity Fund, after waivers.

Domini Social Bond Fund

ShoreBank (formerly South Shore Bank), with its main offices at 7054 S. Jeffery Blvd., Chicago, IL 60649, provides investment submanagement services to the Domini Social Bond Fund pursuant to a Submanagement Agreement with DSIL. ShoreBank is the nation’s oldest and largest community development bank, founded with the purpose of serving the financial needs of residents and businesses in traditionally underserved urban areas. David J. Oser, Senior Vice President, Investments (since 1994), leads the team responsible for the management of the Domini Social Bond Fund. Mr. Oser has been with ShoreBank since 1976, where he currently manages $500 million in assets for affiliates and institutional clients of the Bank. He also serves as Retirement Plan Trustee and Corporate Secretary for the Bank. Mr. Oser holds a Master’s degree from the University of Chicago and a Bachelor’s degree from Carleton College, Northfield, Minnesota.

DSIL and ShoreBank may receive total investment advisory fees of 0.40% of the average daily net assets of the Domini Social Bond Fund. For the fiscal year ended July 31, 2001, the total investment advisory fee was waived.

The Funds’ Distribution
Plan

DSIL Investment Services LLC, a wholly owned subsidiary of DSIL, is the distributor of each Fund’s shares. Each Fund has adopted a Rule 12b-1 plan that allows the Fund to pay its distributor up to 0.25% of the Fund’s average daily net assets, on an annual basis, for the sale and distribution of the Fund’s shares and for services provided to shareholders. Because this fee is paid out of each Fund’s assets on an ongoing basis, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges. For more information about the Funds’ distribution plan, see the expense tables, on pages 6 and 10 of this prospectus, and the Statement of Additional Information.
Shareholder Manual

This section provides you with information on how to buy and sell shares of the Funds, how Fund shares are valued, and the tax consequences of an investment in a Fund.

For more information on:

• investing in the Funds,
• your account,
• the Fund’s daily share price, and
• socially responsible investing,

call our Shareholder Information Line toll-free at 1-800-582-6757 or visit our website at www.domini.com. Shareholder representatives are available to take your call weekdays, from 9AM - 5PM, Eastern Time.

You may make transactions, review account information and obtain the share price of a Fund 24 hours a day, 7 days a week by using our automated telephone system or visiting our website.

Quick Reference

Ticker Symbols
     Domini Social Equity Fund - DSEFX
     Domini Social Bond Fund - DSBFX

Newspaper Listing:
     Domini Social Equity Fund - Domini Soc Inv-Soc Equity
     Domini Social Bond Fund - Domini Soc Inv-Soc Bond

Account Statements are mailed quarterly.

Trade Confirmations are sent after purchases (except Automatic Investment Plan purchases) and redemptions.

Annual and Semi-Annual Reports will be mailed in late September and March, respectively, and are available online at www.domini.com.

Shareholder Manual
What is “Good Order”?

Purchase and sale requests must be in “good order” to be accepted by a Fund. To be in “good order” a request must include:

•	The Fund name.

•	Your account number.

•	The amount of the transaction (in dollars or shares).

•	Signatures of all owners exactly as registered on the account (for requests by mail).

•	Signature guarantees, if required (see page A-7).

•	Any supporting legal documentation that may be required.
How to Open an Account

1.	Read this prospectus (and please keep it for future reference).

2. Review “Types of Accounts” and decide which type is appropriate for you.

3.	Decide how much you want to invest.

The minimum initial investment in a Domini Fund is:

•	$1,000 for regular accounts ($500 if using our Automatic Investment Plan)
•	$250 for Retirement Accounts (Automatic Investment Plan also available)
•	$250 for UGMA/UTMA Accounts (Automatic Investment Plan also available)
•	$250 for Coverdell Savings Accounts (Automatic Investment Plan also available)

The minimum to buy additional shares for a Domini Fund is:

•	$25 for Automatic Investment Plan Accounts
•	$50 for all other accounts

4.	You can choose one of several different payment methods to make your initial investment by reviewing the options listed under “Buying and Selling Shares.”

Be sure to completely fill out and sign the Account Application appropriate for the account type you have selected. If you need assistance, please call us at 1-800-582-6757, weekdays from 9AM - 5PM, Eastern Time.
Shareholder Manual

Types of Accounts

You may invest in any of the Domini Funds through the following types of accounts:

Individual and Joint Accounts
(non-retirement)
Invest as an individual or with one or more people. If you are opening a joint account, joint tenancy with rights of survivorship will be assumed unless other ownership is noted on your Account Application. You may also open an account to invest assets held in an existing personal trust.

Individual Retirement Accounts
(IRAs)
You may open an account to fund a traditional IRA or a Roth IRA. There is a $10 annual account maintenance fee.

Uniform Gifts/Transfers to Minors Act
(UGMA/UTMA) Accounts
UGMA/UTMA accounts are maintained by a custodian you choose (which may be you)
on behalf of a minor. It provides a simple method for giving irrevocable gifts to children without having to establish a formal trust.

Coverdell Savings Account
(Formerly Education IRA)
These accounts may be established on behalf of any child with a social security number and are used to save for higher education expenses. There is a $10 annual account maintenance fee.

Employer-Sponsored Retirement Plans
If offered by your employer, you may be able to open an account as part of an employer-sponsored retirement plan, such as a 401(k) plan, 403(b) plan, SEP-IRA or SIMPLE IRA.

For an Organization
You may open an account for a trust, corporation, partnership, endowment, foundation or other entity.

You may download or request the application you need for the account type you have selected at www.domini.com or by calling 1-800-762-6814.

Automated transaction plans are available for all account types. Please see “Buying and Selling Shares” for more information.

Shareholder Manual
Buying and Selling Shares

The following chart describes how you can buy, sell and exchange shares in any Domini Fund. Should you need any additional information or assistance, please feel free to call 1-800-582-6757.

                   Buy       Sell     Exchange
Internet/1/          X          X            X

                                 Instructions

Current shareholders may execute transactions via the internet by following these steps:
 . Visit www.comini.com.
 . Click the "Account Access" button.
 . Enter your Social Security number and Personal Identification Number (PIN)/1/
in the appropriate fields.
 . The "Account List" will provide you with an overview of your accounts and transaction processing options.

                   Buy       Sell     Exchange
Mail                 X          X            X

Domini Funds
P.O. Box 60494
King of Prussia, PA 19406-0494

To purchase shares:
 . Your checks must be in U.S. dollars drawn on a U.S. bank and be made payable to "Domini Funds." Always include your account number on your check. Note: For our mutual protection, Domini cannot accept checks made payable to third parties.
 . For your initial investment, please complete an Account Application and mail it with you check.
 . For subsequent investments, fill out the investment form included with trade confirmations or account statements or send a note with your check noting your account number and the Fund you wish to invest in.

To redeem shares:
Send a written request. You must include the following information or your request may be returned:
 . the Fund from which are you redeeming;
 . the account number,
 . dollar amount or number of shares;
 . signatures of all authorized signers as they appear on the initial application; and
 . Signature Guarantee, if required (see page A-7).

                   Buy       Sell     Exchange
Phone /1,2/          X          X            X

Automated:
Current shareholders may purchase, exchange and/or sell shares using our automated telephone account access system by following these steps:
 . Dial 1-800-582-6757.
 . Select "1" for automated account access.
 . Select "1" again for account information.
 . Enter your account number followed by the pound sign (#).
Shareholder Manual

                 Buy            Sell            Exchange

Phone/1,2/
(cont'd)

                                 Instructions

Automated (cont'd):
 . Enter your Personal Identification Number (PIN).
 . Press "2" to process a transaction.
 . At any time you can press "8" to return to the previous menu or "9" to return to the main menu.

Customer Services:
You may reach a Shareholder Services Representative during normal business hours by calling 1-800-582-6757 or simply by pressing "0" while using the automated telephone access system.

                 Buy            Sell            Exchange

Wire               X               X

To purchase shares:
You must include all of the following information in your wire transfer or your money may be returned uninvested:

Bank: Boston Safe Deposit Bank
ABA: 011001234
Acct Name: Domini Fund
Acct #: 043370
FBO: Fund Name, Account Name, and Account Number at Domini Funds

New accounts, please call 1-800-582-6757 to obtain an account number before wiring funds.

To sell shares:
You may request to receive redemption proceeds by wire using internet, mail, or by speaking to a customer service representative at 1-800-582-6757.

To establish wire redemption privileges on a new account, fill out the appropriate area on the Application, and attach a voided check.

If you would like to establish wire redemption privileges on an existing account you must submit a written request which contains the information required (see
Mail Section above). A Signature Guarantee must be included on the letter (see page A-7).

There is a $10 wire transfer fee (deducted directly from sale proceeds) and a
$1,000 minimum. The wire transfer fee and minimum wire amount may be waived for certain individuals and institutions at the manager's discretion.
1  First time users will need to call 1-800-582-6757 during normal business hours to obtain a PIN and set up ACH (Automated Clearing House) privileges which are necessary to use these services.

2  Neither the Funds, nor their transfer agent or their distributor will be liable for any loss, liability, cost or expense for acting on telephone instructions believed to be genuine. The Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Please contact the Funds’ transfer agent if you wish to suspend telephone redemption privileges.

For information on transferring assets from another mutual fund family, please call 1-800-582-6757 or visit www.domini.com to obtain the necessary forms.

Shareholder Manual
The Advantage of Dollar-Cost Averaging

One thing is certain: markets fluctuate. Even experienced investors often find it impossible to accurately time a market, and to “sell high and buy low.”

Dollar-cost averaging is an investment strategy designed to avoid the pitfalls of market timing by investing equal amounts of money at regular intervals (monthly, quarterly, and so on) over a long period of time.

The advantage of dollar-cost averaging is that an investor buys more shares at lower prices, and fewer shares at higher prices. As a result, an investor ends up paying an average price per share over a period of time.

The key to dollar-cost averaging is to stick with it for the long term, through periods of rising and falling markets. Of course, no strategy can guarantee a profit, or protect your investment from losses. Strictly adhering to a long-term dollar-cost averaging strategy, however, is a good way to avoid the mistake of investing all of your money when the market is high.

To facilitate dollar-cost averaging you may purchase Fund shares at regular intervals through the Funds’ Automatic Investment Plan.
Automated Transaction Plans

Automated plans are available for your convenience to purchase or sell shares at specified intervals without having to manually initiate each transaction.

Systematic Withdrawal Plan

If you own shares of a Fund with an aggregate value of $10,000 or more, you may establish a Systematic Withdrawal Plan under which shares will be sold, at net asset value, in the amount and for the periods specified (minimum $100 per payment).

There is no charge for this service. Call 1-800-582-6757 for more information.

Automatic Investment Plan

Our Automatic Investment Plan allows you to have specified amounts automatically deducted from your bank account or Domini Money Market Account and invested in a Fund in monthly, quarterly, semi-annual or annual intervals. This service can be established for your account at any time. Call 1-800-582-6757 for more information.

This service may take up to 4 weeks to begin. Also, due to the varying procedures to prepare, process and forward the bank withdrawal information to the Funds, there may be periodic delays in posting the funds to your account.

Domini Money Market Account/SM/

The Domini Money Market Account (DMMA) offered through ShoreBank (formerly South
Shore Bank) is an FDIC-insured (up to certain limits) interest-bearing account with direct community development benefits. You may open and maintain a DMMA at no charge, and take advantage of free check-writing (with a $500 minimum per check), and easy transfers by telephone to and from your Domini Social Equity
Fund or Domini Social Bond Fund account. A DMMA investment is subject to certain terms and conditions. Please call 1-800-762-6814 for more information. The rate of return for the Domini Money Market Account will vary. The Domini Social
Equity Fund and Domini Social Bond Fund are not insured by the FDIC.
Shareholder Manual

Additional Information on

Selling Shares

Signature Guarantees

You are required to obtain a Medallion Signature Guarantee from a participating institution for any:

•	Sales (redemptions) exceeding $50,000;
•	Written sales requests, regardless of amount, made within 30 days following any changes in account registration; and
•	Redemptions made to a third party or to an address other than the address for which the account is registered (unless already established on your account).

The following types of institutions may participate in the Medallion Signature Guarantee program:

•	banks;
•	savings institutions;
•	credit unions;
•	broker-dealers; and
•	other guarantors acceptable to the Funds and their transfer agent.

The Funds and their transfer agent cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud. The Funds or their transfer agent may, at their option, request further documentation prior to accepting requests for redemptions.

Unusual Circumstances

Each Fund reserves the right to revise or terminate the telephone redemption privilege at any time, without notice. In the event that a Fund suspends telephone redemption privileges, or if you have difficulty getting through on the phone, you will still be able to redeem your shares through the other methods listed above.

Each Fund may stop selling its shares or postpone payment:

•	during any period in which the New York Stock Exchange is closed or in which trading is restricted; or
Shareholder Manual
•	if the Securities and Exchange Commission determines that an emergency exists.

Large Redemptions

It is important that you call the Fund before you redeem a large dollar amount. We must consider the interests of all Fund shareholders and so reserve the right to delay delivery of your redemption proceeds —  to 7 days — if the amount to be redeemed will disrupt a Fund’s operation or performance.

Each Fund reserves the right to pay part or all of the redemption proceeds in kind, i.e., in securities, rather than cash. If payment is made in kind, you may incur brokerage commissions if you elect to sell the securities for cash.

In an effort to protect the Funds from the possible adverse effects of a substantial redemption in a large account, as a matter of general policy, no shareholder or group of shareholders controlled by the same person or group of persons will knowingly be permitted to purchase in excess of 5% of the outstanding shares of a Fund, except upon approval of DSIL.

Shareholder Manual
How the Price of Your Shares is

Determined

Each Fund determines its share price (or “NAV,” net asset value per share) at the close of regular trading on the New York Stock Exchange, normally 4PM, Eastern Time, on each day the Exchange is open for trading. This calculation is made by deducting the amount of the Fund’s liabilities (debts) from the value of its assets, and dividing the difference by the number of outstanding shares of that Fund.

                        Total Assets - Total Liabilities
Net Asset Value (NAV) = --------------------------------
                        Number of Shares Outstanding

To calculate the value of your investment, simply multiply the NAV by the number of shares of the Fund you own.

How can I find out a Fund’s NAV?

By Phone: You may obtain a Fund’s NAV 24 hours a day, by calling 1-800-582-6757 from a touch-tone phone and accessing our automated system. You may speak with a shareholder representative weekdays from 9AM - 5PM, Eastern Time.

Newspaper Listings: This information is also listed in the mutual fund listings of most major newspapers. The Domini Social Equity Fund is most commonly listed as: Dom Soc Inv — Soc Equity. The Dom Social Bond Fund is most commonly listed as: Domini Soc Inv  — Soc Bond.

Quarterly Statements: You will also receive this information quarterly, in your account statement.

How do you determine what price I will get when I buy shares?

If your order is received by the Funds’ transfer agent by 4PM, Eastern Time, in good order, you will receive the NAV determined at the end of that day. See ‘ ‘What is ‘Good Order’?” on page A-2 of this prospectus.

Each Fund may stop offering its shares for sale at any time and may reject any order for the purchase of its shares.
Shareholder Manual

How do you determine what price I will get when I sell shares?

When you sell shares, you will receive the next share price that is calculated after your sale request is received by the Funds’ transfer agent in good order. See “What is ‘Good Order’?” on page A-2 of this prospectus. Please note that the Funds will not accept redemption requests (other than by automated telephone access or via the internet) after 4PM, and will not hold trades for the following day. The appropriate Fund will normally pay for the shares on the next day the New York Stock Exchange is open for trading, but in any event within 7 days. A Fund may delay payment if your check in payment for the purchase of the shares you wish to sell has not yet cleared (this may take up to 15 days). Each Fund may pay by check or, if you have completed the appropriate box on the Account Application, by wire transfer.

Access to automated telephone access and internet processing and your account may be limited during periods of peak demand, market volatility, systems upgrades, maintenance or other reasons.

How is the value of securities held by the Funds determined?

Each Fund typically uses market prices to value securities. However, when a market price is not available, or when a Fund has reason to believe that the price does not represent market realities, the Fund will value securities instead by using methods approved by the Fund’s Board of Trustees. In such a case, the Fund’s value for a security may be different from quoted market values.

Each short-term obligation (with a remaining maturity of less than 60 days) is valued at amortized cost, which constitutes fair value as determined by the Board of Trustees.

Shareholder Manual
Fund Statements and Reports

Householding:

To keep the Funds’ costs as low as possible, and to conserve paper usage, where practical, we attempt to eliminate duplicate mailings to the same address. When we find that two or more Fund shareholders have the same last name and address, rather than send a separate report to each shareholder, we will send just one report to that address. If your household is receiving separate mailings that you feel are unnecessary, or if you want us to send separate statements, notify our Shareholder Services department at 1-800-762-6814.

Confirmation Statements:

Statements confirming the trade date and the amount of your transaction are sent each time you buy, sell, or exchange shares. Confirmation statements are not sent for reinvested dividends or for purchases made through automatic investment plans. Always verify your transactions by reviewing your confirmation statement carefully for accuracy. Please report any discrepancies to our Shareholder Services department at 1-800-762-6814 promptly.

Fund Financial Reports:

Each Fund’s annual report is mailed in September, and each Fund’s semi-annual report is mailed in March. These reports include information about a Fund’s performance, as well as a complete listing of that Fund’s holdings. You may also view the Funds’ most recent reports online at www.domini.com.

Tax Statements:

Each year we will send you a statement reporting the previous year’s dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement accounts as required by the IRS. These are generally mailed in January.

Shareholder Manual
Dividends and Capital Gains

Each Fund pays to its shareholders substantially all of its net income in the form of dividends. Dividends from net income, if any, are typically paid by the Domini Social Equity Fund semi-annually (usually in June and December) and by the Domini Social Bond Fund monthly. Any capital gain dividends are distributed annually in December.

You may elect to receive dividends either by check or in additional shares. Unless you choose to receive your dividends by check, all dividends will be reinvested in additional shares. In either case, dividends are taxable to you.

Taxes

This discussion of taxes is for general information only. You should consult your own tax adviser about your particular situation and the status of your account under state and local laws.

Taxability of Dividends:

Each year the Funds will mail you a report of your dividends for the prior year and how they are treated for federal tax purposes. You will normally have to pay federal income taxes on the dividends you receive from the Funds, whether you take the dividends in cash or reinvest them in additional shares. Dividends designated by the Fund as capital gain dividends are taxable as long-term capital gains. Other dividends are generally taxable as ordinary income. Some dividends paid in January may be taxable to you as if they had been paid the previous December.

Buying a Dividend:

Dividends paid by a Fund will reduce that Fund’s net asset value per share. As a result, if you buy shares just before a Fund pays a dividend, you may pay the full price for the shares and then effectively receive a portion of the purchase price back as a dividend on which you may need to pay tax.
Shareholder Manual

Taxability of Transactions:

Any time you sell or exchange shares in a non-retirement account, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

IMPORTANT: By law, you must certify that the Social Security or taxpayer identification number you provide the Fund is correct and that you are not otherwise subject to backup withholding for failing to report income to the IRS.
The Fund may be required to withhold (and pay over to the IRS for your credit)
taxes, at the rate then in effect, from certain distributions and proceeds it pays you if you fail to provide this information or otherwise violate IRS regulations. The backup withholding tax rate is currently 30.5% but under the
Economic Growth and Tax Relief Reconciliation Act will gradually be reduced to
28% in a series of steps ending January 1, 2006.

Shareholder Manual
Rights Reserved by the Funds

Each Fund and its agents reserve the following rights:

•	To waive or lower investment minimums;
•	To accept initial purchases by telephone or mailgram;
•	To refuse any purchase or exchange order;
•
To cancel any purchase or exchange order (including, but not limited to, orders deemed to result in excessive trading, market timing, fraud, or 5% ownership) upon notice to the shareholder within 5 business days of the transaction or prior to the time the shareholder receives confirmation of the transaction, whichever is sooner;

•	To implement policies designed to prevent excessive trading;
•	To adopt policies requiring redemption of shares in certain circumstances;
•
To freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur;

•	To otherwise modify the conditions of purchase and any services at any time;
•	To act on instructions believed to be genuine; and
•	To notify shareholders and redeem accounts (other than retirement and Automatic Investment Plan Accounts) with a value of less than $500.

These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interests of a Fund.
Financial Highlights

Domini Social Equity Fund

The financial highlights table is intended to help you understand the Domini Social Equity Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share.The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).This information has been derived from information audited by KPMG LLP, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

[To be added by amendment.]

Financial Highlights
Domini Social Bond Fund

The financial highlights table is intended to help you understand the Domini Social Bond Fund’s financial performance for the year ended July 31, 2001 and for the period June 1, 2000 (Commencement of Operations) through July 31, 2000. Certain information reflects financial results for a single Fund share. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information audited by KPMG LLP, whose report, along with the Fund’s financial statements is included in the annual report, which is available upon request.

[To be added by amendment.]

KLD Research & Analytics, Inc. (KLD) is the owner of the Domini 400 Social Index SM (the Index). KLD determines the composition of the Index but is not the manager of the Domini Social Index Portfolio, the Domini Social Equity Fund, or the Domini Institutional Social Equity Fund.

Domini 400 Social Index SM is a service mark of KLD Research & Analytics, Inc. which is used under license.

Domini Social Investments SM , Domini Social Equity Fund SM , Domini Social Bond Fund SM , Domini Institutional Social Equity Fund SM , Domini Money Market Account SM , The Responsible Index Fund SM , The Way You Invest Matters SM , and domini.com SM are registered service marks of Domini Social Investments LLC.

For Additional Information

Annual and Semi-Annual Reports
Additional information about a Fund’s investments is available in that Fund’s annual and semi-annual reports to shareholders. These reports include a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year, as well as a complete listing of the Funds’ holdings. They are available by mail from Domini Social Investments, or on our website, www.domini.com.

Statement of Additional Information
The Funds’ Statement of Additional Information contains more detailed information about each Fund and its management and operations.The Statement of Additional Information is incorporated by reference into this prospectus and is legally part of it. It is available by mail from Domini Social Investments.

Proxy Voting Guidelines & Social Screening Criteria
Published annually, this booklet describes how we will vote our proxies and contains information about the social screens used to maintain the Domini 400 Social Index.The booklet also contains a description of our shareholder activism program. It is available by mail from Domini Social Investments, or on our website, www.domini.com.

Contact Domini
To make inquiries about the Funds or obtain copies of any of the above, call 1-800-762-6814 free of charge or write to:

Domini Social Investments
P.O. Box 60494
King of Prussia, PA 19406-0494

Web Site: To learn more about the Funds or about socially responsible investing, visit us online at www.domini.com.

Securities and Exchange Commission
Information about the Funds (including the Statement of Additional Information) is available at the Commission’s website, www.sec.gov. Copies may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009.You may also visit the Commission’s Public Reference Room in Washington, D.C. For more information about the Public Reference Room you may call the Commission at 1-202-942-8090.

STATEMENT OF ADDITIONAL INFORMATION

November 30, 2001

DOMINI SOCIAL EQUITY FUND
DOMINI SOCIAL BOND FUND

TABLE OF CONTENTS		PAGE

1.	The Funds
2.	Investment Objectives; Information Concerning Investment Structure; Investment Policies and Restrictions
3.	Performance Information
4.	Determination of Net Asset Value; Valuation of Portfolio Securities; Additional Purchase Information
5.	Management of the Funds and the Portfolio
6.	Independent Auditors
7.	Taxation
8.	Portfolio Transactions and Brokerage Commissions
9.	Description of Shares, Voting Rights and Liabilities
10.	Financial Statements
11.	Appendix – Rating Information	A-1

     This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Funds' Prospectus dated November 30, 2001, as amended from time to time. This Statement of Additional Information should be read in conjunction with the Prospectus. This Statement of Additional Information incorporates by reference the financial statements described on page [__] hereof. These financial statements can be found in the Funds' Annual Report to Shareholders. An investor may obtain copies of the Funds' Prospectus and Annual Report without charge by contacting, Domini Social Investments at (800) 762-6814.

     This Statement of Additional Information is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by an effective prospectus and should be read only in conjunction with such prospectus.

1. THE FUNDS

     The Domini Social Equity Fund and the Domini Social Bond Fund (collectively with the Domini Social Equity Fund, the "Funds") are each no-load, diversified open-end management investment companies. Each Fund is a series of shares of beneficial interest of Domini Social Investment Trust (the "Trust"), which was organized as a business trust under the laws of the Commonwealth of Massachusetts on June 7, 1989 and commenced operations on June 3, 1991. Prior to January 20, 2000 the name of the Trust was "Domini Social Equity Fund."

     Each Fund offers to buy back (redeem) its shares from its shareholders at any time at net asset value. References in this Statement of Additional Information to the "Prospectus" are to the current Prospectus of the Funds, as amended or supplemented from time to time.

     Domini Social Investments LLC ("DSIL"), the Domini Social Equity Fund's sponsor (the "Sponsor") and the Domini Social Bond Fund's investment manager (the "Bond Fund Manager") and administrator, supervises the overall administration of the Domini Social Equity Fund and provides investment advisory and administrative services to the Domini Social Bond Fund. ShoreBank (formerly South Shore Bank) is the Domini Social Bond Fund's investment submanager (the "Bond Fund Submanager"). ShoreBank manages the investments of the Domini Social Bond Fund from day to day in accordance with that Fund's investment objective and policies. The Board of Trustees provides broad supervision over the affairs of each Fund. Shares of each Fund are continuously sold by DSIL Investment Services LLC, the Funds' distributor (the "Distributor"). An investor should obtain from Domini Social Investments, and should read in conjunction with the Prospectus, the materials describing the procedures under which Fund shares may be purchased and redeemed.

     The Domini Social Equity Fund seeks to achieve its investment objective by investing all its assets in the Domini Social Index Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Domini Social Equity Fund. DSIL is the Portfolio's investment manager (the "Portfolio Manager"). SSgA Funds Management, Inc. ("SSgA") is the Portfolio's investment submanager (the "Portfolio Submanager"). SSgA manages the investments of the Portfolio from day to day in accordance with the Portfolio's investment objective and policies. KLD Research & Analytics, Inc. ("KLD") determines the composition of the Domini 400 Social IndexSM (the "Index"). Domini 400 Social IndexSM is a service mark of KLD which is licensed to DSIL with the consent of Amy L. Domini (with regard to the word "Domini"). KLD is the owner of the Index but is not the manager of the Domini Social Equity Fund or the Portfolio. Pursuant to agreements among KLD, DSIL, Amy L. Domini, and each of the Domini Social Equity Fund and the Portfolio, the Domini Social Equity Fund and the Portfolio may be required to discontinue use of one or more of these service marks if (a) DSIL ceases to be the Portfolio Manager, (b) Ms. Domini or DSIL withdraws her or its consent to the use of the word "Domini," or (c) the license agreement between KLD and DSIL is terminated.

2. INVESTMENT OBJECTIVES;
INFORMATION CONCERNING INVESTMENT STRUCTURE;
INVESTMENT POLICIES AND RESTRICTIONS

INVESTMENT OBJECTIVES

     The investment objective of the Domini Social Equity Fund is to provide its shareholders with long-term total return which matches the performance of the Index.

     The investment objective of the Domini Social Bond Fund is to provide its shareholders with a high level of current income and total return by investing in bonds and other debt instruments that meet the Fund's social and environmental criteria.

     The investment objective of either Fund may be changed without the approval of that Fund's shareholders, but not without written notice thereof to shareholders thirty days prior to implementing the change. If there is a change in a Fund's investment objective, shareholders of that Fund should consider whether the Fund remains an appropriate investment in light of their financial positions and needs. The investment objective of the Portfolio may also be changed without the approval of the investors in the Portfolio, but not without written notice thereof to the investors in the Portfolio (and notice by the Domini Social Equity Fund to its shareholders) thirty days prior to implementing the change. There can, of course, be no assurance that the investment objective of either the Funds or the Portfolio will be achieved.

INFORMATION CONCERNING INVESTMENT STRUCTURE

     Unlike other mutual funds which directly acquire and manage their own portfolio securities, the Domini Social Equity Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, a separate registered investment company with the same investment objective as the Domini Social Equity Fund. In addition to selling a beneficial interest to the Domini Social Equity Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions as the Domini Social Equity Fund and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Domini Social Equity Fund due to variations in sales commissions and other operating expenses. Investors in the Domini Social Equity Fund should be aware that differences in sales commissions and operating expenses may result in differences in returns experienced by investors in the different funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from the Portfolio Manager at 212-217-1100.

     Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. This possibility also exists for traditionally structured funds which have large or institutional investors. Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Subject to exceptions that are not inconsistent with applicable rules or policies of the Securities and Exchange Commission (the "SEC"), whenever the Domini Social Equity Fund is requested to vote on matters pertaining to the Portfolio, the Domini Social Equity Fund will hold a meeting of shareholders of the Domini Social Equity Fund and will cast all of its votes in the same proportion as the votes of the Domini Social Equity Fund's shareholders. Fund shareholders who do not vote will not affect the Domini Social Equity Fund's votes at the Portfolio meeting. The percentage of the Domini Social Equity Fund's votes representing Fund shareholders not voting will be voted by the Trustees of the Domini Social Equity Fund in the same proportion as the Domini Social Equity Fund shareholders who do, in fact, vote. Certain changes in the Portfolio's investment objective, policies or restrictions may require the Domini Social Equity Fund to withdraw its interest in the Portfolio. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution) from the Portfolio. If securities are distributed, the Domini Social Equity Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Domini Social Equity Fund. Notwithstanding the above, there are other potential means for meeting shareholder redemption requests, such as borrowing.

    The Domini Social Equity Fund's Trustees believe that the aggregate per share expenses of the Domini Social Equity Fund and the Portfolio are less than or approximately equal to the expenses which the Domini Social Equity Fund would incur if it retained the services of an investment manager and an investment submanager and invested directly in the types of securities being held by the Portfolio.

     The Domini Social Equity Fund may withdraw its investment from the Portfolio at any time if the Board of Trustees of the Domini Social Equity Fund determines that it is in the best interests of the Domini Social Equity Fund to do so. Upon any such withdrawal, the Board of Trustees of the Domini Social Equity Fund would consider what action might be taken, including the investment of all the assets of the Domini Social Equity Fund in another pooled investment entity having the same investment objective as the Domini Social Equity Fund or the retention of an investment adviser to manage the Domini Social Equity Fund's assets in accordance with the investment policies described above with respect to the Portfolio. In the event the Trustees of the Domini Social Equity Fund were unable to find a substitute investment company in which to invest the Domini Social Equity Fund's assets and were unable to secure directly the services of an investment manager and investment submanager, the Trustees would seek to determine the best course of action.

     The Domini Social Bond Fund invests directly in securities and does not invest through a Portfolio.

INVESTMENT POLICIES

     The following supplements the information concerning the Funds' and the Portfolio's investment policies contained in the Prospectus and should only be read in conjunction therewith. References to the Portfolio include the Domini Social Equity Fund, and references to the Domini Social Equity Fund include the Portfolio, unless in either case the context otherwise requires.

Domini Social Equity Fund

     INDEX INVESTING: The Portfolio is not managed in the traditional investment sense, since changes in the composition of its securities holdings are made in order to track the changes in the composition of securities included in the Index. Moreover, inclusion of a stock in the Index does not imply an opinion by KLD, the Portfolio Manager or the Portfolio Submanager as to the merits of that specific stock as an investment. Because the Portfolio seeks to track, rather than exceed, the performance of a particular index, investors should not expect to achieve the potentially greater results that could be obtained by a fund that aggressively seeks growth. However, KLD and the Portfolio Manager believe that enterprises which exhibit a social awareness, based on the criteria described in the Prospectus, should be better prepared to meet future societal needs for goods and services and may also be less likely to incur certain legal liabilities that may be incurred when a product or service is determined to be harmful, and that such enterprises should over the longer term be able to provide a positive return to investors.

     The Portfolio intends to readjust its securities holdings periodically such that those holdings will correspond, to the extent reasonably practicable, to the Index both in terms of composition and weighting. The timing and extent of adjustments in the holdings of the Portfolio, and the extent of the correlation of the holdings of the Portfolio with the Index, will reflect the Portfolio Submanager's judgment as to the appropriate balance between the goal of correlating the holdings of the Portfolio with the composition of the Index, and the goals of minimizing transaction costs and keeping sufficient reserves available for anticipated redemptions of interests in the Portfolio. To the extent practicable, the Portfolio will seek a correlation between the weightings of securities held by the Portfolio and the weightings of the securities in the Index of 0.95 or better. A figure of 1.0 would indicate a perfect correlation. To the extent practicable, the Portfolio will attempt to be fully invested. The ability of the Domini Social Equity Fund to duplicate the performance of the Index by investing in the Portfolio will depend to some extent on the size and timing of cash flows into and out of the Domini Social Equity Fund and the Portfolio as well as the Domini Social Equity Fund's and the Portfolio's expenses.

     The Board of Trustees will receive and review, at least quarterly, a report prepared by the Portfolio Submanager comparing the performance of the Portfolio with that of the Index, and comparing the composition and weighting of the Portfolio's holdings with those of the Index. The Trustees will consider what action, if any, should be taken in the event of a significant variation between the performance of the Portfolio, and that of the Index, or between the composition and weighting of the Portfolio's securities holdings with those of the stocks comprising the Index. If the correlation between the weightings of securities held by the Portfolio and the weightings of the stocks in the Index falls below 0.95, the Board of Trustees will review with the Portfolio Submanager methods for increasing such correlation, such as through adjustments in securities holdings of the Portfolio.

     In selecting stocks for inclusion in the Index, KLD evaluated, in accordance with the social criteria described in the Prospectus, each of the companies the stocks of which comprise the Standard and Poor's 500 Composite Stock Price Index (the "S&P 500"). If a company whose stock was included in the S&P 500 met KLD's social criteria and met KLD's further criteria for industry diversification, financial solvency, market capitalization, and minimal portfolio turnover, it was included in the Index. As of July 31, 2001, of the 500 companies whose stocks comprised the S&P 500, approximately 48.4% were included in the Index. The remaining stocks comprising the Index (i.e., those which are not included in the S&P 500) were selected based upon KLD's evaluation of the social criteria described in the Prospectus, as well as upon KLD's criteria for industry diversification, financial solvency, market capitalization, and minimal portfolio turnover. A company which is not included in the S&P 500 may be included in the Index primarily in order to afford representation to an industry sector which would otherwise be under-represented in the Index. Because of the social criteria applied in the selection of stocks comprising the Index, industry sector weighting in the Index may vary materially from the industry weightings in other stock indices, including the S&P 500, and certain industry sectors will be excluded altogether. KLD may exclude from the Index stocks issued by companies which are in bankruptcy or whose bankruptcy KLD believes may be imminent. KLD may also remove from the Index stocks issued by companies which no longer meet its investment criteria.

     The weightings of stocks in the Index are based on each stock's relative total market capitalization (i.e., market price per share times the number of shares outstanding). Because of this weighting, as of July 31, 2001 approximately 31.89% and 46.11% of the Index was comprised of the 10 largest and 20 largest companies, respectively, in the Index.

     The component stocks of the S&P 500 are chosen by Standard & Poor's Ratings Services, a division of McGraw-Hill Companies, Inc. ("S&P"), solely with the aim of achieving a distribution by broad industry groupings that approximates the distribution of these groupings in the New York Stock Exchange (the "NYSE") common stock population, taken as the assumed model for the composition of the total market. Construction of the S&P 500 by S&P proceeds from industry groups to the whole. Since some industries are characterized by companies of relatively small stock capitalization, the S&P 500 does not comprise the 500 largest companies listed on the NYSE. Not all stocks included in the S&P 500 are listed on the NYSE. However, the total market value of the S&P 500 as of July 31, 2001 represented approximately [__]% of the aggregate market value of common stocks traded on the NYSE. Inclusion of a stock in the S&P 500 in no way implies an opinion by S&P as to its attractiveness as an investment, nor is S&P a sponsor of or otherwise affiliated with the Domini Social Equity Fund or the Portfolio.

     CONCENTRATION: It is a fundamental policy of the Portfolio and the Domini Social Equity Fund that neither the Portfolio nor the Domini Social Equity Fund may invest more than 25% of the total assets of the Portfolio or the Domini Social Equity Fund, respectively, in any one industry, although the Domini Social Equity Fund will invest all of its assets in the Portfolio, and the Portfolio may and would invest more than 25% of its assets in an industry if stocks in that industry were to comprise more than 25% of the Index. Based on the current composition of the Index, this is considered highly unlikely. If the Portfolio were to concentrate its investments in a single industry, the Portfolio and the Domini Social Equity Fund would be more susceptible to any single economic, political or regulatory occurrence than would be another investment company which was not so concentrated.

Domini Social Bond Fund

     REPURCHASE AGREEMENTS: The Domini Social Bond Fund may invest in repurchase agreements that are fully collateralized by securities in which the Domini Social Bond Fund may otherwise invest. A repurchase agreement involves the purchase of a security that must later be sold back to the seller (which is usually a member bank of the U.S. Federal Reserve System or a member firm of the NYSE (or a subsidiary thereof)) at an agreed time (usually not more than seven days from the date of purchase) and price. The resale price reflects the purchase price plus an agreed-upon market rate of interest. Under the Investment Company Act of 1940, as amended (the "1940 Act"), repurchase agreements may be considered to be loans by the buyer. If the seller defaults, the underlying security constitutes collateral for the seller's obligation to pay although the Domini Social Bond Fund may incur certain costs in liquidating this collateral and in certain cases may not be permitted to liquidate this collateral. In the event of the bankruptcy of the other party to a repurchase agreement, the Domini Social Bond Fund could experience delays in recovering either the securities or cash. To the extent that, in the meantime, the value of the securities purchased has decreased, the Domini Social Bond Fund could experience a loss.

     REVERSE REPURCHASE AGREEMENTS: The Domini Social Bond Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Domini Social Bond Fund sells its securities to banks, brokers or dealers, who agree to sell the securities back to the Domini Social Bond Fund at an agreed time and price. The Domini Social Bond Fund will segregate securities of a dollar amount equal in value to the securities subject to the repurchase agreement. The Domini Social Bond Fund cannot use these segregated assets to meet its current obligations. Reverse repurchase agreements are considered to be a form of borrowing. In the event of the bankruptcy of the other party to a reverse repurchase agreement, the Domini Social Bond Fund could experience delays in recovering the securities sold. To the extent that, in the meantime, the value of the securities sold has changed, the Domini Social Bond Fund could experience a loss.

     FORWARD COMMITMENTS OR PURCHASES ON A WHEN-ISSUED BASIS: The Domini Social Bond Fund may invest its assets in forward commitments or commitments to purchase securities on a when-issued basis. Forward commitments or purchases of securities on a when-issued basis are transactions where the price of the securities is fixed at the time of the commitment and delivery and payment normally take place beyond conventional settlement time after the date of commitment to purchase. The Domini Social Bond Fund will make commitments to purchase obligations on a when-issued basis only with the intention of actually acquiring the securities, but may sell them before the settlement date. The when-issued securities are subject to market fluctuation, and no interest accrues on the security to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case, there could be an unrealized loss at the time of delivery.

     While awaiting delivery of securities purchased on a when-issued basis, the Domini Social Bond Fund will establish a segregated account consisting of cash and liquid securities equal to the amount of the commitments to purchase securities on such basis. If the value of these assets declines, the Domini Social Bond Fund will place additional assets of the type described in the preceding sentence in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

     PRIVATE PLACEMENTS AND ILLIQUID INVESTMENTS: The Domini Social Bond Fund may invest up to 15% of its net assets in illiquid securities, or securities for which there is no readily available market, including privately placed restricted securities. The absence of a trading market can make it difficult to establish a market value for illiquid investments. It may be difficult or impossible for the Domini Social Bond Fund to sell illiquid securities at the desired time and at an acceptable price.

     BANK OBLIGATIONS: The Domini Social Bond Fund may invest in bank obligations, including:

  certificates of deposit, which are negotiable interest-bearing instruments with a specific maturity; certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity;
  time deposits (including Eurodollar time deposits), which are non-negotiable receipts issued by a bank in exchange for the deposit of funds; time deposits earn a specified rate of interest over a definite period of time, but cannot be traded in the secondary market; time deposits with a withdrawal penalty are considered to be illiquid securities;
  bankers' acceptances, which are bills of exchange or time drafts drawn on and accepted by a commercial bank; they are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange; maturities are generally six months or less; and
  other short-term debt obligations.

     The Domini Social Bond Fund's investments in bank obligations are particularly susceptible to adverse events in the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also negatively affect the bank's financial situation.

     Bank obligations may be issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions.

      COMMERCIAL PAPER: The Domini Social Bond Fund may invest in commercial paper, which is unsecured debt of corporations usually maturing in 270 days or less from its date of issuance.

     VARIABLE RATE OBLIGATIONS: Unlike most bonds, which pay a fixed rate of interest, variable rate debt obligations pay interest at rates that change based on market interest rates. Interest rates on variable rate obligations may move in the same or in the opposite direction as market interest rates and may increase or decrease based on a multiple of the change in a market interest rate. These obligations tend to be highly sensitive to interest rate movements.

     MORTGAGE-BACKED SECURITIES: The Domini Social Bond Fund may invest in mortgage-backed securities, which are securities representing interests in pools of mortgage loans. Interests in pools of mortgage-related securities differ from other forms of debt instruments which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by prepayments of principal resulting from the sale, refinancing or foreclosure of the underlying property, net of fees or costs which may be incurred. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages.

     The principal governmental issuers or guarantors of mortgage-backed securities are the Government National Mortgage Association ("GNMA"), Fannie Mae (formerly the Federal National Mortgage Association) ("Fannie Mae"), and Freddie Mac (formerly the Federal Home Loan Mortgage Corporation) ("Freddie Mac"). Obligations of GNMA are backed by the full faith and credit of the U.S. government while obligations of Fannie Mae and Freddie Mac are supported by the respective agency only.

     A portion of the Domini Social Bond Fund's assets may be invested in collateralized mortgage obligations ("CMOs"), which are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by certificates issued by the GNMA, Fannie Mae or Freddie Mac but also may be collateralized by whole loans or private mortgage pass-through securities (such collateral collectively hereinafter referred to as "Mortgage Assets"). The Domini Social Bond Fund may also invest a portion of its assets in multi-class pass-through securities which are interests in a trust composed of Mortgage Assets. CMOs (which include multi-class pass-through securities) may be issued by agencies, authorities or instrumentalities of the U.S. government or by private originators of or investors in mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multi-class pass-through securities. In a CMO, a series of bonds or certificates is usually issued in multiple classes with different maturities. The class of CMO, often referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in various ways. In a common structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of the series of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full.

     The Domini Social Bond Fund also may invest in real estate mortgage investment conduits ("REMICs"). REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

     Even if the U.S. government or one of its agencies guarantees principal and interest payments of a mortgage-backed security, the market price of a mortgage-backed security is not insured and may be subject to market volatility. When interest rates decline, mortgage-backed securities experience higher rates of prepayment because the underlying mortgages are refinanced to take advantage of the lower rates. The prices of mortgage-backed securities may not increase as much as prices of other debt obligations when interest rates decline, and mortgage-backed securities may not be an effective means of locking in a particular interest rate. In addition, any premium paid for a mortgage-backed security may be lost when it is prepaid. When interest rates go up, mortgage-backed securities experience lower rates of prepayment. This has the effect of lengthening the expected maturity of a mortgage-backed security. This particular risk, referred to as "maturity extension risk," may effectively convert a security that was considered short - or intermediate-term at the time of purchase into a long-term security. The prices of long-term securities generally fluctuate more widely than short - or intermediate-term securities in response to changes in interest rates. Thus, rising interest rates would not only likely decrease the value of the Domini Social Bond Fund's fixed income securities, but would also increase the inherent volatility of the Fund by effectively converting short-term debt instruments into long-term debt instruments. As a result, prices of mortgage-backed securities may decrease more than prices of other debt obligations when interest rates go up.

     CORPORATE ASSET-BACKED SECURITIES: The Domini Social Bond Fund may invest in corporate asset-backed securities. These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties.

     Corporate asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. The underlying assets (e.g., loans) are also subject to prepayments which shorten the securities' weighted average life and may lower their return.

     Corporate asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (a) liquidity protection and (b) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. The degree of credit support provided for each issue is generally based on historical information regarding the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

     MORTGAGE "DOLLAR ROLLS": The Domini Social Bond Fund may enter into mortgage dollar roll transactions. In these transactions, the Domini Social Bond Fund sells mortgage-backed securities for delivery in the future and at the same time contracts to repurchase substantially similar securities on a specified future date. During the roll period, the Domini Social Bond Fund does not receive principal and interest paid on the mortgage-backed securities. The Domini Social Bond Fund is compensated for the lost principal and interest by the difference between the current sales price and the lower price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. The Domini Social Bond Fund may also be compensated by receipt of a commitment fee. However, the Domini Social Bond Fund takes the risk that the market price of the mortgage-backed security may drop below the future purchase price. When the Domini Social Bond Fund uses a mortgage dollar roll, it is also subject to the risk that the other party to the agreement will not be able to perform. The Domini Social Bond Fund will invest only in covered rolls, which are specific types of dollar rolls for which the Domini Social Bond Fund establishes a segregated account with liquid high grade debt instruments equal in value to the securities subject to repurchase by the Fund.

     SECURITIES RATED Baa or BBB: The Domini Social Bond Fund may purchase securities rated Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by S&P and securities of comparable quality. These securities may have poor protection of payment of principal and interest. These securities are often considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than securities assigned a higher quality rating. The market prices of these securities may go up and down more than higher-rated securities and may go down significantly in periods of general economic difficulty which may follow periods of rising interest rates.

     CALL FEATURES: Certain securities held by the Domini Social Bond Fund may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by the Domini Social Bond Fund during a time of declining interest rates, the Domini Social Bond Fund may have to reinvest that money at the lower prevailing interest rates.

     ZERO-COUPON BONDS, DEFERRED INTEREST BONDS AND PIK BONDS: The Domini Social Bond Fund may invest in debt obligations called zero coupon bonds, deferred interest bonds and payment-in-kind (PIK) bonds. Zero coupon bonds do not pay any interest. Instead, zero coupon bonds are issued at a significant discount from the value the Domini Social Bond Fund expects to receive upon maturity. Deferred interest bonds are similar to zero coupon bonds except that they begin to pay interest after some delay. Although PIK bonds may pay interest in cash, they also are similar to zero coupon bonds or deferred interest bonds because the issuer has the option to make interest payments in additional debt obligations rather than cash. Because these bonds may not pay interest at regular intervals, changes in interest rates affect the value of zero coupon, deferred interest and PIK bonds more than debt obligations that pay regular interest, and the credit risk of these bonds tends to be greater than the credit risk of debt obligations which pay regular interest. Even though zero coupon, deferred interest and PIK bonds may not make payments of interest until maturity or until after a delay, the Domini Social Bond Fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, it may be necessary at times for the Domini Social Bond Fund to sell investments in order to make these distribution payments.

     STRIPPED SECURITIES: The Domini Social Bond Fund may invest in stripped securities, such as interest-only strips (called IOs), which may receive only interest payments and other types of stripped securities, such as principal-only strips (called POs), that may receive only principal payments. Stripped securities are more sensitive to changes in interest rates than are certain other debt instruments. The value of IOs generally will decrease as interest rates increase. As interest rates decrease, the Domini Social Bond Fund's investments in IOs may be adversely affected by a rapid rate of principal payments (including prepayments) on the underlying securities. A rapid rate of principal payments (including prepayments) may cause an IO to mature before the Domini Social Bond Fund recovers its initial investment in the security. Conversely, if interest rates increase, the Domini Social Bond Fund's investments in POs may be adversely affected by a lower than expected rate of principal payments (including prepayments) on the underlying securities. A lower rate of principal payments (including prepayments) effectively extends the maturity of a PO.

     FUTURES CONTRACTS: Subject to applicable laws, the Domini Social Bond Fund may enter into bond and interest rate futures contracts. The Domini Social Bond Fund intends to use futures contracts only for bona fide hedging purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specified security at a specified future time and at a specified price. A "sale" of a futures contract entails a contractual obligation to deliver the underlying securities called for by the contract, and a "purchase" of a futures contract entails a contractual obligation to acquire such securities, in each case in accordance with the terms of the contract. Futures contracts must be executed through a futures commission merchant, or brokerage firm, which is a member of an appropriate exchange designated as a "contract market" by the Commodity Futures Trading Commission (the "CFTC").

     When the Domini Social Bond Fund purchases or sells a futures contract, the Fund must allocate certain of its assets as an initial deposit on the contract. The initial deposit may be as low as approximately five percent or less of the value of the contract. The futures contract is marked to market daily thereafter and the Domini Social Bond Fund may be required to pay or entitled to receive additional "variation margin", based on decrease or increase in the value of the futures contract.

     Futures contracts call for the actual delivery or acquisition of securities, or in the case of futures contracts based on indices, the making or acceptance of a cash settlement at a specified future time; however, the contractual obligation is usually fulfilled before the date specified in the contract by closing out the futures contract position through the purchase or sale, on a commodities exchange, of an identical futures contract. Positions in futures contracts may be closed out only if a liquid secondary market for such contract is available, and there can be no assurance that such a liquid secondary market will exist for any particular futures contract.

     The Domini Social Bond Fund's ability to hedge effectively through transactions in futures contracts depends on, among other factors, the Bond Fund Manager's or the Bond Fund Submanager's judgment as to the expected price movements in the securities underlying the futures contracts. In addition, it is possible in some circumstances that the Domini Social Bond Fund would have to sell securities from its portfolio to meet "variation margin" requirements at a time when it may be disadvantageous to do so.

     OPTIONS ON FUTURES CONTRACTS: The Domini Social Bond Fund may purchase and write options to buy or sell futures contracts in which the Fund may invest. These investment strategies may be used for hedging purposes. For more information regarding option contracts, please see page [__].

     An option on a futures contract provides the holder with the right to enter into a "long" position in the underlying futures contract, in the case of a call option, or a "short" position in the underlying futures contract, in the case of a put option, at a fixed exercise price up to a stated expiration date or, in the case of certain options, on such date. Upon exercise of the option by the holder, the contract market clearinghouse establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts, such as payment of initial and variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

     A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

     Options on futures contracts that are written or purchased by the Domini Social Bond Fund on U.S. exchanges are traded on the same contract market as the underlying futures contract, and, like futures contracts, are subject to regulation by the CFTC and the performance guarantee of the exchange clearinghouse. In addition, options on futures contracts may be traded on foreign exchanges.

     The Domini Social Bond Fund may cover the writing of call options on futures contracts (a) through purchases of the underlying futures contract, or (b) through the holding of a call on the same futures contract and in the same principal amount as the call written where the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Domini Social Bond Fund in cash or liquid securities in a segregated account. The Domini Social Bond Fund may cover the writing of put options on futures contracts (a) through sales of the underlying futures contract, (b) through segregation of cash or liquid securities in an amount equal to the value of the security underlying the futures contract, or (c) through the holding of a put on the same futures contract and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written or where the exercise price of the put held is less than the exercise price of the put written if the difference is maintained by the Domini Social Bond Fund in cash or liquid securities in a segregated account. Put and call options on futures contracts may also be covered in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Upon the exercise of a call option on a futures contract written by the Domini Social Bond Fund, the Fund will be required to sell the underlying futures contract which, if the Domini Social Bond Fund has covered its obligation through the purchase of such contract, will serve to liquidate its futures position. Similarly, where a put option on a futures contract written by the Domini Social Bond Fund is exercised, the Fund will be required to purchase the underlying futures contract which, if the Fund has covered its obligation through the sale of such contract, will close out its futures position.

     The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the securities deliverable on exercise of the futures contract. The Domini Social Bond Fund will receive an option premium when it writes the call, and, if the price of the futures contract at expiration of the option is below the option exercise price, the Domini Social Bond Fund will retain the full amount of this option premium, which provides a partial hedge against any decline that may have occurred in the Domini Social Bond Fund's security holdings. Similarly, the writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities deliverable upon exercise of the futures contract. If the Domini Social Bond Fund writes an option on a futures contract and that option is exercised, the Domini Social Bond Fund may incur a loss, which loss will be reduced by the amount of the option premium received, less related transaction costs. The Domini Social Bond Fund's ability to hedge effectively through transactions in options on futures contracts depends on, among other factors, the degree of correlation between changes in the value of securities held by the Domini Social Bond Fund and changes in the value of its futures positions. This correlation cannot be expected to be exact, and the Domini Social Bond Fund bears a risk that the value of the futures contract being hedged will not move in the same amount, or even in the same direction, as the hedging instrument. Thus it may be possible for the Domini Social Bond Fund to incur a loss on both the hedging instrument and the futures contract being hedged.

     The Domini Social Bond Fund may purchase options on futures contracts for hedging purposes instead of purchasing or selling the underlying futures contracts. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, the Domini Social Bond Fund could, in lieu of selling futures contracts, purchase put options thereon. In the event that such decrease occurs, it may be offset, in whole or part, by a profit on the option. Conversely, where it is projected that the value of securities to be acquired by the Domini Social Bond Fund will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, the Domini Social Bond Fund could purchase call options on futures contracts, rather than purchasing the underlying futures contracts.

     Futures contracts and options on futures contracts may be entered into on U.S. exchanges regulated by the CFTC and on foreign exchanges. The securities underlying options and futures contracts traded by the Domini Social Bond Fund may include domestic as well as foreign securities. Investors should recognize that transactions involving foreign securities or foreign currencies, and transactions entered into in foreign countries, may involve considerations and risks not typically associated with investing in U.S. markets.

     SWAPS AND RELATED INVESTMENTS: The Domini Social Bond Fund may use swaps, caps, collars and floors to hedge against a change in interest rates or other rates which could affect the value of securities in its portfolio. Interest rate swaps involve the exchange by the Domini Social Bond Fund with another party of their respective commitments to pay or receive interest. An equity swap is an agreement to exchange cash flows on a principal amount based on changes in the values of the reference index. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the counterparty. For example, the purchase of an interest rate cap entitles the buyer, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the counterparty selling such interest rate cap. The sale of an interest rate floor obligates the seller to make payments to the extent that a specified interest rate falls below an agreed-upon level. A collar arrangement combines elements of buying a cap and selling a floor.

     The Domini Social Bond Fund will maintain liquid assets with its custodian or otherwise cover its current obligations under swap transactions in accordance with current regulations and policies applicable to the Fund.

     The most significant factor in the performance of swaps, caps, floors and collars is the change in the specific interest rate, equity or other factor that determines the amount of payments to be made under the arrangement. If the Bond Fund Manager or the Bond Fund Submanager is incorrect in its forecasts of such factors, the investment performance of the Domini Social Bond Fund will be less than what it would have been if these investment techniques had not been used. If a swap agreement calls for payments by the Domini Social Bond Fund, the Fund must be prepared to make such payments when due. The Domini Social Bond Fund will not enter into any swap unless the Bond Fund Manager or the Bond Submanager deems the counterparty to be creditworthy. If the counterparty's creditworthiness declines, the value of the swap agreement would be likely to decline, potentially resulting in losses. If the counterparty defaults, the Domini Social Bond Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. The Domini Social Bond Fund anticipates that it will be able to eliminate or reduce its exposure under these arrangements by assignment or other disposition or by entering into an offsetting agreement with the same or another counterparty.

     Swap agreements are subject to the Domini Social Bond Fund's overall limit that not more than 15% of its net assets may be invested in illiquid securities.

     STRUCTURED NOTES AND INDEXED SECURITIES: The Domini Social Bond Fund may invest in structured notes and indexed securities. A structured note is a debt security with its interest rate or principal determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators or the relative change in two or more financial indicators. Indexed securities include structured notes as well as securities other than debt instruments, with their interest rates or principal determined by one or more financial indicators.

     Structured notes and indexed securities may be more volatile, less liquid and more difficult to accurately price than less complex fixed income investments. These securities generally expose the Domini Social Bond Fund to credit risks equal to that of the underlying financial indicators. The interest rate or the principal amount payable upon maturity of a structured note or indexed security may go up or down depending on changes in the underlying indicators. Structured notes and indexed securities often are less liquid than other debt instruments because they are typically sold in private placement transactions with no active trading market.

Domini Social Equity Fund and Domini Social Bond Fund

     FOREIGN ISSUERS: Some of the stocks included in the Index may be stocks of foreign issuers (provided that the stocks are traded in the United States in the form of American Depositary Receipts or similar instruments the market for which is denominated in United States dollars). The Domini Social Bond Fund also may invest in obligations of foreign issuers. Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. With respect to securities and obligations of foreign issuers, the Domini Social Equity Fund and the Domini Social Bond Fund do not purchase securities which the Domini Social Equity Fund or the Domini Social Bond Fund, as the case may be, believes, at the time of purchase, will be subject to exchange controls or foreign withholding taxes; however, there can be no assurance that such laws may not become applicable to certain of the Domini Social Equity Fund's or the Domini Social Bond Fund's investments. In the event unforeseen exchange controls or foreign withholding taxes are imposed with respect to any of the Domini Social Equity Fund's or the Domini Social Bond Fund's investments, the effect may be to reduce the income received by the Domini Social Equity Fund or the Domini Social Bond Fund on such investments.

     RULE 144A SECURITIES: The Domini Social Equity Fund and the Domini Social Bond Fund each may invest in certain restricted securities ("Rule 144A securities") for which there is a secondary market of qualified institutional buyers, as defined in Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"). Rule 144A provides an exemption from the registration requirements of the 1933 Act for the resale of certain restricted securities to qualified institutional buyers. The Domini Social Equity Fund has no current intention to invest in these securities.

      One effect of Rule 144A is that certain restricted securities may now be liquid, though there is no assurance that a liquid market for Rule 144A securities will develop or be maintained. In promulgating Rule 144A, the SEC stated that the ultimate responsibility for liquidity determinations is that of an investment company's board of directors. However, the SEC stated that the board may delegate the day-to-day function of determining liquidity to the fund's investment adviser, provided that the board retains sufficient oversight.

     To the extent that liquid Rule 144A securities that a Fund holds become illiquid, due to the lack of sufficient qualified institutional buyers or market or other conditions, the percentage of that Fund's assets invested in illiquid assets would increase. The Bond Fund Manager and the Bond Fund Submanager will monitor the Domini Social Bond Fund's investments in Rule 144A securities and will consider appropriate measures to enable the Fund to maintain sufficient liquidity for operating purposes and to meet redemption requests.

     LOANS OF SECURITIES: Consistent with applicable regulatory policies, including those of the Board of Governors of the Federal Reserve System and the SEC, the Domini Social Equity Fund and the Domini Social Bond Fund each may make loans of its securities to brokers, dealers or other financial institutions, provided that (a) the loan is secured continuously by collateral, consisting of securities, cash or cash equivalents, which is marked to market daily to ensure that each loan is fully collateralized at all times, (b) the Domini Social Equity Fund or the Domini Social Bond Fund, as the case may be, may at any time call the loan and obtain the return of the securities loaned within three business days, (c) the Domini Social Equity Fund or the Domini Social Bond Fund, as the case may be, will receive any interest or dividends paid on the securities loaned and (d) the aggregate market value of securities loaned will not at any time exceed 30% of the total assets of the Domini Social Equity Fund or the Domini Social Bond Fund, as applicable.

     The Domini Social Equity Fund and the Domini Social Bond Fund each will earn income for lending its securities either in the form of fees received from the borrower of the securities or in connection with the investment of cash collateral in short-term money market instruments. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

     In connection with lending securities, the Domini Social Equity Fund and the Domini Social Bond Fund may pay reasonable finders, administrative and custodial fees. No such fees will be paid to any person if it or any of its affiliates is affiliated with the Domini Social Equity Fund, the Domini Social Bond Fund, the Portfolio Manager, the Portfolio Submanager, the Bond Fund Manager or the Bond Fund Submanager.

     OPTION CONTRACTS: Although it has no current intention to do so, the Domini Social Equity Fund may in the future enter into certain transactions in stock options. The Domini Social Bond Fund may enter into certain transactions in options involving securities in which that Fund may otherwise invest. Each Fund may enter into such options transactions for the purpose of hedging against possible increases in the value of securities which are expected to be purchased by the respective Fund or possible declines in the value of securities which are expected to be sold by that Fund. Generally, the Domini Social Equity Fund would only enter into such transactions on a short-term basis pending readjustment of its holdings of underlying stocks.

     The purchase of an option on a security provides the holder with the right, but not the obligation, to purchase the underlying security, in the case of a call option, or to sell the underlying security, in the case of a put option, for a fixed price at any time up to a stated expiration date. The holder is required to pay a non-refundable premium, which represents the purchase price of the option. The holder of an option can lose the entire amount of the premium, plus related transaction costs, but not more. Upon exercise of the option, the holder is required to pay the purchase price of the underlying security in the case of a call option, or deliver the security in return for the purchase price in the case of a put option.

     Prior to exercise or expiration, an option position may be terminated only by entering into a closing purchase or sale transaction. This requires a secondary market on the exchange on which the position was originally established. While a Fund would establish an option position only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular option contract at any specific time. In that event, it may not be possible to close out a position held by a Fund, and that Fund could be required to purchase or sell the instrument underlying an option, make or receive a cash settlement or meet ongoing variation margin requirements. The inability to close out option positions also could have an adverse impact on a Fund's ability effectively to hedge its portfolio.

     Each exchange on which option contracts are traded has established a number of limitations governing the maximum number of positions which may be held by a trader, whether acting alone or in concert with others. The Portfolio Manager and the Bond Fund Manager do not believe that these trading and position limits would have an adverse impact on the possible use of hedging strategies by the Domini Social Equity Fund or the Domini Social Bond Fund, as applicable.

     SHORT SALES: Although they have no current intention to do so, the Domini Social Equity Fund and the Domini Social Bond Fund may make short sales of securities or maintain a short position, if at all times when a short position is open the Domini Social Equity Fund or the Domini Social Bond Fund, as applicable, owns an equal amount of such securities, or securities convertible into such securities.

     CASH RESERVES: The Domini Social Equity Fund and the Domini Social Bond Fund each may invest cash reserves in short-term debt securities (i.e., securities having a remaining maturity of one year or less) issued by agencies or instrumentalities of the United States Government, bankers' acceptances, commercial paper, certificates of deposit, bank deposits or repurchase agreements, provided that the issuer satisfies certain social criteria. The Domini Social Equity Fund and the Domini Social Bond Fund do not currently intend to invest in direct obligations of the United States Government. Short-term debt instruments purchased by the Domini Social Equity Fund and the Domini Social Bond Fund will be rated at least Prime-1 by Moody's or A-1+ or A-1 by S&P or, if not rated, determined to be of comparable quality by the Board of Trustees. The Domini Social Equity Fund's policy is to hold its assets in such securities pending readjustment of its portfolio holdings of stocks comprising the Index and in order to meet anticipated redemption requests.

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     The approval of the Domini Social Equity Fund and of the other investors in the Portfolio and the approval of shareholders of the Domini Social Bond Fund are not required to change the investment objective or any of the investment policies discussed above (other than the policy regarding concentration by the Domini Social Equity Fund and the Portfolio), including those concerning security transactions.

INVESTMENT RESTRICTIONS

     FUNDAMENTAL RESTRICTIONS: Each of the Funds and the Portfolio have adopted the following policies which may not be changed without approval by holders of a "majority of the outstanding voting securities" of the applicable Fund or the Portfolio, respectively, which as used in this Statement of Additional Information means the vote of the lesser of (i) 67% or more of the outstanding "voting securities" of a Fund or the Portfolio, respectively, present at a meeting, if the holders of more than 50% of the outstanding "voting securities" of that Fund or the Portfolio, respectively, are present or represented by proxy, or (ii) more than 50% of the outstanding "voting securities" of a Fund or the Portfolio, respectively. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act.

     Except as described below, whenever the Domini Social Equity Fund is requested to vote on a change in the investment restrictions of the Portfolio, the Domini Social Equity Fund will hold a meeting of its shareholders and will cast its vote proportionately as instructed by its shareholders. However, subject to applicable statutory and regulatory requirements, the Domini Social Equity Fund would not request a vote of its shareholders with respect to (a) any proposal relating to the Portfolio, which proposal, if made with respect to the Domini Social Equity Fund, would not require the vote of the shareholders of the Domini Social Equity Fund, or (b) any proposal with respect to the Portfolio that is identical in all material respects to a proposal that has previously been approved by shareholders of the Domini Social Equity Fund. Any proposal submitted to holders in the Portfolio, and that is not required to be voted on by shareholders of the Domini Social Equity Fund, would nevertheless be voted on by the Trustees of the Domini Social Equity Fund.

Neither the Domini Social Equity Fund nor the Portfolio may:

     (1) borrow money if such borrowing is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder;

     (2) make loans to other persons if such loans are prohibited by the 1940 Act or the rules and regulations promulgated thereunder;

     (3) invest more than 25% of its assets in any one industry except that (a) all or any portion of the assets of the Fund or the Portfolio may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act and (b) if an investment objective or strategy of the Fund or the Portfolio is to match the performance of an index and the stocks in a single industry comprise more than 25% of such index, the Fund or the Portfolio, as applicable, may invest more than 25% of its assets in that industry;

     (4) purchase or sell real estate or interests in oil, gas or mineral leases in the ordinary course of business (each of the Fund and the Portfolio reserves the freedom of action to hold and to sell real estate acquired as the result of the ownership of securities by the Fund or the Portfolio, as applicable);

     (5) purchase or sell commodities or commodities contracts in the ordinary course of business (the foregoing shall not preclude the Fund or the Portfolio from purchasing or selling futures contracts or options thereon);

     (6) underwrite securities issued by other persons, except that all or any portion of the assets of the Fund or the Portfolio may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act, and except insofar as either the Fund or the Portfolio may technically be deemed an underwriter under the 1933 Act, in selling a security; or

     (7) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder.

      In addition, as a matter of fundamental policy, each of the Domini Social Equity Fund and the Portfolio will invest all of its investable assets in (a) securities and instruments that meet social criteria, (b) one or more investment companies that apply social criteria in selecting securities and instruments, (c) cash and (d) any combination of the foregoing.

The Domini Social Bond Fund may not:

     (1) borrow money if such borrowing is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder;

     (2) make loans to other persons if such loans are specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder;

(3) concentrate its investments in any particular industry, but if it is deemed appropriate for the achievement of the Fund's investment objective, up to 25% of its assets, at market value at the time of each investment, may be invested in any one industry, except that positions in futures contracts shall not be subject to this restriction;

     (4) underwrite securities issued by other persons, except that all or any portion of the assets of the Fund may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act, and except in so far as the Fund may technically be deemed an underwriter under the 1933 Act in selling a security;

      (5) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein) or interests in oil, gas or mineral leases in the ordinary course of business (the foregoing shall not be deemed to preclude the Fund from purchasing or selling futures contracts or options thereon, and the Fund reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities by the Fund);

      (6) purchase or sell commodities or commodity contracts in the ordinary course of business (the foregoing shall not be deemed to preclude the Fund from purchasing or selling futures contracts or options thereon); or

      (7) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder.

     For purposes of restriction (1) above, covered mortgage dollar rolls and arrangements with respect to securities lending are not treated as borrowing.

NON-FUNDAMENTAL RESTRICTIONS: The following policies are not fundamental and may be changed with respect to either Fund by that Fund without approval of the Fund's shareholders or with respect to the Portfolio by the Portfolio without the approval of the Domini Social Equity Fund or its other investors. Each Fund will comply with the state securities laws and regulations of all states in which it is registered.

      Neither the Domini Social Equity Fund nor the Portfolio will as a matter of operating policy:

      (1) purchase puts, calls, straddles, spreads and any combination thereof if the value of its aggregate investment in such securities will exceed 5% of the Fund's or the Portfolio's, as applicable, total assets at the time of such purchase;

      (2) invest more than 15% of the net assets of the Fund or the Portfolio, as applicable, in illiquid securities, except that each of the Fund and the Portfolio may invest all or any portion of its assets in one or more investment companies, to the extent not prohibited by the 1940 Act or the rules and regulations thereunder;

     (3) as to 75% of its total assets, purchase securities of any issuer if such purchase at the time thereof would cause more than 5% of the Fund's or the Portfolio's total assets (taken at market value) to be invested in the securities of such issuer (other than securities or obligations issued or guaranteed by (a) the United States, (b) any state or political subdivision thereof, (c) any political subdivision of any such state or (d) any agency or instrumentality of the United States, any state or political subdivision thereof, or any political subdivision of any such state), provided that, for purposes of this restriction, (i) the issuer of an option or futures contract shall not be deemed to be the issuer of the security or securities underlying such contract and (ii) each of the Fund and the Portfolio may invest all or any portion of its assets in one or more investment companies to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act; or

     (4) as to 75% of its total assets, purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of such issuer to be held by the Fund or the Portfolio, as applicable, provided that, for purposes of this restriction, (a) the issuer of an option or futures contract shall not be deemed to be the issuer of the security or securities underlying such contract and (b) each of the Fund and the Portfolio may invest all or any portion of its assets in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act.

The Domini Social Bond Fund will not, as a matter of operating policy:

     (1) as to 75% of its total assets, purchase securities of any issuer if such purchase at the time thereof would cause more than 5% of the Fund's total assets (taken at market value) to be invested in the securities of such issuer (other than securities or obligations issued or guaranteed by (a) the United States, (b) any state or political subdivision thereof, (c) any political subdivision of any such state or (d) any agency or instrumentality of the United States, any state or political subdivision thereof, or any political subdivision of any such state, provided that, for purposes of this restriction, (i) the issuer of an option or futures contract shall not be deemed to be the issuer of the security or securities underlying such contract and (ii) the Fund may invest all or any portion of its assets in one or more investment companies to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act; or

      (2) as to 75% of its total assets, purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of such issuer to be held by the Fund, provided that, for purposes of this restriction, (a) the issuer of an option or futures contract shall not be deemed to be the issuer of the security or securities underlying such contract and (b) the Fund may invest all or any portion of its assets in one or more investment companies to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act.

     PERCENTAGE AND RATING RESTRICTIONS: If a percentage restriction or rating restriction on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held by a Fund or the Portfolio or a later change in the rating of a security held by a Fund or the Portfolio will not be considered a violation of policy; provided that if at any time the ratio of borrowings of a Fund or the Portfolio to the net asset value of that Fund or the Portfolio, respectively, exceeds the ratio permitted by Section 18(f) of the 1940 Act, the applicable Fund or the Portfolio as the case may be, will take the corrective action required by Section 18(f).

3. PERFORMANCE INFORMATION

     Performance information concerning each Fund may from time to time be used in advertisements, shareholder reports or other communications to shareholders. Each Fund may provide its period, annualized, and average annual "total rates of return." The "total rate of return" refers to the change in the value of an investment over a stated period based on any change in net asset value per share and includes the value of any shares purchasable with any dividends or capital gains declared during such period. Period total rates of return may be "annualized." An average "annualized" total rate of return is a compounded total rate of return which assumes that the period total rate of return is generated over a 52-week period, and that all dividends and capital gains distributions are reinvested. An annualized total rate of return will be slightly higher than a period total rate of return if the period is shorter than one year, because of the effect of compounding. Average annual total return figures represent the average annual percentage change over the specified period.

     Each Fund will calculate its total rate of return for any period by (a) dividing (i) the sum of the net asset value per share on the last day of the period and the net asset value per share on the last day of the period of shares purchasable with dividends and capital gains declared during such period with respect to a share held at the beginning of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) the public offering price per share (i.e., net asset value) on the first day of such period and (b) subtracting 1 from the result. Any annualized total rate of return quotation will be calculated by (x) adding 1 to the period total rate of return quotation calculated above, (y) raising such sum to a power which is equal to 365 divided by the number of days in such period, and (z) subtracting 1 from the result.

     Average annual total return is a measure of a Fund's performance over time. It is determined by taking a Fund's performance over a given period and expressing it as an average annual rate. The average annual total return quotation is computed in accordance with a standardized method prescribed by SEC rules. The average annual total return for a specific period is found by taking a hypothetical $1,000 initial investment in Fund shares on the first day of the period and computing the redeemable value of the investment at the end of the period. The redeemable value is then divided by the initial investment, and its quotient is taken to the Nth root (N representing the number of years in the period) and is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains distributions have been reinvested in Fund shares at net asset value on the reinvestment date during the period.

     The Domini Social Bond Fund may provide "yield" quotations with respect to that Fund. The "yield" of the Domini Social Bond Fund refers to the income generated by an investment in that Fund over a 30-day or one-month period (which period shall be stated in any advertisement or communications with a shareholder). This income is then "annualized", that is, the amount of income generated by the investment over the period is assumed to be generated over a 52-week period and is shown as a percentage of investment. A "yield" quotation, unlike a total rate of return quotation, does not reflect changes in net asset value.

     Any current "yield" quotation of the Domini Social Bond Fund shall consist of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a thirty calendar day period and shall be calculated by (a) raising to the sixth power the sum of 1 plus the quotient obtained by dividing that Fund's net investment income earned during the period by the product of the average daily number of shares outstanding during the period that were entitled to receive dividends and the maximum offering price per share on the last day of the period, (b) subtracting 1 from the result and (c) multiplying the result by 2.

     Set forth below is average annual total return information for shares of each of the Domini Social Equity Fund and the Domini Social Bond Fund for the periods indicated, assuming that capital gains distributions, if any, were reinvested.

Domini Social Equity Fund:

Average Annual Total Return
Period

One year ended July 31, 2001	-17.87%
Five years ended July 31, 2001	15.25%
Ten years ended July 31, 2001	13.96%
June 3, 1991 (commencement of investment in the Portfolio) to July 31, 2001	13.71%

Domini Social Bond Fund:
Average Annual Total Return
Period
One year ended July 31, 2001	12.92%
June 1, 2000 (commencement of operations) to July 31, 2001	12.48%

     Since the average annual total return quotations set forth above are based on historical earnings and since rates of return fluctuate over time, the quotations set forth above should not be considered as an indication or representation of the future performance of that either Fund.

     Total rate of return information with respect to the Index will be computed in the same fashion as set forth above with respect to the Domini Social Equity Fund, except that for purposes of this computation an investment will be assumed to have been made in a portfolio consisting of all of the stocks comprising the Index weighted in accordance with the weightings of the stocks comprising the Index. Performance information with respect to the Index will not take into account brokerage commission and other transaction costs which will be incurred by the Portfolio.

     From time to time the Funds may also quote data and fund rankings from various sources, such as Lipper Analytical Services, Inc., Morningstar, Inc., Wiesenberger, Money Magazine, The Wall Street Journal, Kiplinger's Personal Finance Magazine, Smart Money Magazine, Business Week and The New York Times, and may compare their respective performance to that of the Index and various other unmanaged securities indices, such as the S&P 500 and the Dow Jones Industrial Average. " Standard & Poor's™ , S&P™ and " Standard & Poor's 500™ " are trademarks of McGraw Hill Companies , Inc .

4. DETERMINATION OF NET ASSET VALUE;
VALUATION OF PORTFOLIO SECURITIES; ADDITIONAL PURCHASE INFORMATION

     The net asset value of each share of the Funds is determined each day on which the NYSE is open for trading ("Fund Business Day"). As of the date of this Statement of Additional Information, the NYSE is open for trading every weekday except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. This determination of net asset value of shares of each Fund is made once during each such day as of the close of regular trading of the NYSE by dividing the value of each Fund's net assets (i.e., for the Domini Social Equity Fund the value of its investment in the Portfolio and any other assets less its liabilities, including expenses payable or accrued, for the Domini Social Bond Fund the value of its assets less its liabilities, including expenses payable or accrued) by the number of shares of that Fund outstanding at the time the determination is made. Purchases and redemptions will be effected at the time of the next determination of net asset value next following the receipt of any purchase or redemption order deemed to be in good order. See "Shareholder Manual" in the Prospectus.

     The value of the Portfolio's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is determined at the same time and on the same day as the Domini Social Equity Fund determines its net asset value per share. The net asset value of the Domini Social Equity Fund's investment in the Portfolio is equal to the Domini Social Equity Fund's pro rata share of the total investment of the Domini Social Equity Fund and of other investors in the Portfolio less the Domini Social Equity Fund's pro rata share of the Portfolio's liabilities.

     Securities listed or traded on national securities exchanges or reported by the NASDAQ National Market reporting system are valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price which represents the current value of the security . Options and futures contracts are normally valued at the settlement price on the exchange on which they are traded.

      Securities that are primarily traded on foreign exchanges generally are valued at the closing price of such securities on their respective exchanges, except that if the Portfolio's or a Fund's Manager or Submanager, as applicable, is of the opinion that such price would result in an inappropriate value for a security, including as a result of an occurrence subsequent to the time a value was so established, then the fair value of those securities may be determined by consideration of other factors by or under the direction of the Board of Trustees or its delegates. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

     Bonds and other fixed income securities (other than short-term obligations) are valued on the basis of valuations furnished by a independent pricing services , use of which has been approved by the Board of Trustees of the Portfolio or the Funds, as applicable. In making such valuations, the pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

     Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees of the Portfolio or the Funds, as applicable. Amortized cost involves valuing an instrument at its original cost to the Portfolio or a Fund, as applicable, and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

     Portfolio securities (other than short-term obligations with remaining maturities of less than sixty days) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Portfolio's or the Funds', as applicable, Board of Trustees.

     A determination of value used in calculating net asset value must be a fair value determination made in good faith utilizing procedures approved by the Portfolio's or the Funds', as applicable, Board of Trustees. While no single standard for determining fair value exists, as a general rule, the current fair value of a security would appear to be the amount which the Portfolio or a Fund, as applicable, could expect to receive upon its current sale. Some, but not necessarily all, of the general factors which may be considered in determining fair value include: (a) the fundamental analytical data relating to the investment; (b) the nature and duration of restrictions on disposition of the securities ; and (c) an evaluation of the forces which influence the market in which these securities are purchased and sold. Without limiting or including all of the specific factors which may be considered in determining fair value, some of the specific factors include: type of security, financial statements of the issuer, cost at date of purchase, size of holding, discount from market value, value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

     Interest income on long-term obligations is determined on the basis of interest accrued plus amortization of "original issue discount" (generally, the difference between issue price and stated redemption price at maturity) and premiums (generally, the excess of purchase price over stated redemption price at maturity). Interest income on short-term obligations is determined on the basis of interest accrued less amortization of premium.

     Shares may be purchased directly from the Distributor or through Service Organizations (see "Transfer Agent, Custodian, and Service Organizations" below) by clients of those Service Organizations. If an investor purchases shares through a Service Organization, the Service Organization must promptly transmit such order to the appropriate Fund so that the order receives the net asset value next determined following receipt of the order. Investors wishing to purchase shares through a Service Organization should contact that organization directly for appropriate instructions. Investors making purchases through a Service Organization should be aware that it is the responsibility of the Service Organization to transmit orders for purchases of shares by its customers to the Transfer Agent and to deliver required funds on a timely basis.

     Each Fund has authorized certain brokers to accept on its behalf purchase and redemption orders and has authorized these brokers to designate intermediates to accept such orders. Each Fund will be deemed to have received such an order when an authorized broker or its designee accepts the order. Orders will be priced at the appropriate Fund's net asset value next computed after they are accepted by an authorized broker or designee. Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

5. MANAGEMENT OF THE FUNDS AND THE PORTFOLIO

     The management and affairs of the Funds are supervised by the Trustees of the Trust under the laws of the Commonwealth of Massachusetts. The management and affairs of the Portfolio are supervised by its Trustees under the laws of the State of New York.

     The Trustees and officers of the Trust and the Portfolio and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate that those Trustees and officers are "interested persons" (as defined in the 1940

Act) of the Funds. Unless otherwise indicated below, the address of each officer is 536 Broadway, 7th Floor, New York, NY 10012.

TRUSTEES AND OFFICERS OF THE TRUST AND THE PORTFOLIO

Name and Age	Position(s) Held with the Trust and the Portfolio	Length of Time Served	Principal Occupation(s) During Past 5 Years

Amy L. Domini* Age: 51	Chair, President and Trustee	Chair, President and Trustee of the Trust, and the Portfolio since 1990	Manager of DSIL (since 1997); Member, Board of Managers of DSIL Investment Services LLC (since 1998); Private Trustee, Loring, Wolcott & Coolidge; Trustee, New England Quarterly (since 1998); Board Member, Social Investment Forum; Trustee, Episcopal Church Pension Fund; Former Member, Governing Board, Interfaith Center on Corporate Responsibility.

Julia Elizabeth Harris Age: 53	Trustee	Trustee of the Trust and the Portfolio since 1999	Trustee, Fiduciary Trust Company (since February 2001); Vice President, UNC Partners, Inc.; Director and Treasurer, Boom Times, Inc. (1997-1999); Director and Chair of Board of Directors, The Green Book, Inc. (1991-1996).

Kirsten S. Moy Age: 54	Trustee	Trustee of the Trust and the Portfolio since 1999	Consultant, Project Director and Principal Researcher, Community Development Innovation and Infrastructure Initiative (since 1998); Member and Team Leader, Financial Innovation Roundtable (since 2000); Member, Community Economic Development Board of Overseers, New Hampshire College (since November 1998); Advisory Group Member, Shorebank Liquidity Project (since 1999); Consultant, Equitable Life Assurance Society (since December 1998); CDFI Rating System Advisory Board Member, National Community

Capital Association (1999-2000); Consultant, Social Investment Forum, Community Development Project (1998); Director, Community Development Financial Institutions Fund, U.S. Department of the Treasury (1995–1997).

William C. Osborn Age: 57	Trustee	Trustee of the Trust since 1990	Manager, Commons Capital Management LLC (since 2000); Consultant, Arete Corporation (since 1999); Special Member, Venture Investment Management Company LLC Director, Evergreen Solar, Inc; Director, Conservation Services Group; Director, Surgical Sealants, Inc; Director, World Power Technologies, Inc.; Director, Evolutionary Technologies, Inc.; Director, Investors' Circle.

Trustee of the Portfolio since 1997.

Karen Paul Age: 57	Trustee	Trustee of the Trust since 1990.	Professor of Management and International Business, Florida International University; Partner, Trinity Industrial Technology (since 1997); Executive Director, Center for Management in the Americas (since 1997).

Trustee of the Portfolio since 1997.

Gregory A. Ratliff Age: 41	Trustee	Trustee of the Trust and the Portfolio since 1999.	Director, Access to Economic Opportunity, John D. and Catherine T. MacArthur Foundation (since 1997); Associate Director, Program-Related Investments, John D. and Catherine T. MacArthur Foundation (1993- 1997).

Frederick C. Williamson, Sr. Age: 86	Trustee	Trustee of the Trust since 1997

		Trustee of the Portfolio since 1990	Treasurer and Trustee, RIGHA (charitable foundation supporting health care needs) Chairman, Rhode Island Historical Preservation and Heritage Commission; Trustee, National Parks and Conservation Association (1986-1997); Advisor, National.Parks and Conservation Association (since1997); President's Advisory Board – Salve Regina University, Newport, RI (since 1999).

Carole M. Laible* Age: 38	Secretary and Treasurer	Secretary and Treasurer of the Trust and the Portfolio since 1997.	Financial/Compliance Officer of DSIL (since 1997); Chief Financial Officer and Chief Compliance Officer, DSIL Investment Services LLC (since 1998); Financial Compliance Officer and Secretary of investment companies within Fundamental Family of Funds (1994-1997).

Steven D. Lydenberg* Age: 56	Vice President	Vice President of the Trust and the Portfolio since 1990.	Member and Principal, DSIL (since 1997); Member, Board of Directors, KLD Research & Analytics, Inc.; Director of Research of KLD Research & Analytics, Inc. (until 2001).

Sigward M. Moser* Age: 39	Vice President	Vice President of the Trust and the Portfolio since 1997.	President and Managing Principal, DSIL (since 1997); Member, Board of Managers of DSIL Investment Services LLC (since 1998); President of Communications House International, Inc. (advertising agency) (since 1989).

David P. Wieder* Age: 35	Vice President	Vice President of the Trust and the Portfolio since 1997.	Chief Executive Officer and Managing Principal, DSIL (since 1997); Member, Board of Mangers of DSIL Investment Services LLC (since 1998); Member, Board of Advisers, KLD Research & Analytics, Inc. (since 1998); Member, Board of Advisors, B2P Commerce Corp. (e-business) (since 2000); President and Owner of FSSI (transfer agency) (since 1989); Vice President of investment companies within Fundamental Family of Funds (1989-1997); Vice President of Fundamental Portfolio Advisors (1991-1997).

    Each of the Trustees who are not interested persons receives an annual retainer for serving as a Trustee of the Trust, the Portfolio and the Domini Institutional Trust of $6,000, and in addition, receives $1,000 for attendance at each joint meeting of the Boards of the Trust, the Portfolio and the Domini Institutional Trust (reduced to $500 in the event that a Trustee participates at an in-person meeting by telephone). In addition, each Trustee receives reimbursement for reasonable expenses incurred in attending meetings. The compensation paid to the Trustees for the fiscal year ended July 31, 2000 2001 is set forth below. The Trustees may hold various other directorships unrelated to the Trust or Portfolio.

	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust, Portfolio and Domini Institutional Trust

Amy L. Domini, Chair, President and Trustee	None	None	None	None

Julia Elizabeth Harris, Trustee	$5,225	None	None	$10,500

Kirsten S. Moy, Trustee	$5,225	None	None	$10,500

William C. Osborn, Trustee	$5,225	None	None	$10,500

Karen Paul, Trustee	$5,225	None	None	$10,500

Gregory A. Ratliff, Trustee	$5,225	None	None	$10,500

Timothy Smith, Trustee*	$372	None	None	$1,000

Frederick C. Williamson, Sr., Trustee	$5,225	None	None	$10,500

________________________
* Mr. Smith resigned as a Trustee of Trust on January 24, 2001.

     As of October 31, 2001 , all Trustees and officers of the Trust and the Portfolio as a group owned less than 1% of any Fund's outstanding shares. As of the same date, the following shareholders of record owned 5% or more of the outstanding shares of the Domini Social Equity Fund: Charles Schwab & Co., 101 Montgomery Street, San Francisco, CA ([ _________] shares, [ _____ ]%) , Manulife Financial, 250 Bloor Street East, Toronto, Ontario, Canada M4W 1E5 ([ _________ ] shares, [ _____ ]%) , and Fidelity Investments, Inst Operations as Agent for Certain Emp Benefit Plans, 100 Magellan Way No, Covington, KY 41015-1987 [ _________ ] shares, [ ______ ]%). [Update] The Domini Social Equity Fund has no knowledge of any other owners of record or beneficial owners of 5% or more of the outstanding shares of that Fund. Shareholders owning 25% or more of the outstanding shares of the Domini Social Equity Fund may take actions without the approval of any other investor in that Fund.

     As of October 31, 2001, the following shareholders of record owned 5% or more of the outstanding shares of the Domini Social Bond Fund: Charles Schwab & Co., special Custody Account For the Benefit of Customers, 101 Montgomery Street, San Francisco, CA 94104 ([_________ ] >shares, [ _____ ]%) , and Caisse Centrale Des Banques Populaires Bourse Etrangere, 10 Rue Des Roquemonts Zac, BP 5062 14022 CAEN, Cedex, France ([ _________ ] shares, [____]%).

     The Trustees who are not "interested persons" (the "Disinterested Trustees") of the Trust as defined by the 1940 Act are the same as the Disinterested Trustees of the Portfolio. Any conflict of interest between the Domini Social Equity Fund and the Portfolio will be resolved by the Trustees in accordance with their fiduciary obligations and in accordance with the 1940 Act. The Trust's Declaration of Trust provides that it will indemnify its Trustees and officers (the "Indemnified Parties") against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liability to the Trust or its shareholders, it is finally adjudicated that the Indemnified Parties engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that the Indemnified Parties did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such Indemnified Parties have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

MANAGER AND SUBMANAGERS

     DSIL provides advice to the Portfolio and the Domini Social Bond Fund pursuant to separate Management Agreements (the "Management Agreements"). The services provided by DSIL consist of furnishing continuously an investment program for the Portfolio and the Domini Social Bond Fund. DSIL will have authority to determine from time to time what securities are purchased, sold or exchanged, and what portion of assets of the Portfolio and the Domini Social Bond Fund is held uninvested. With respect to the Portfolio, DSIL will also perform such administrative and management tasks as may from time to time be reasonably requested, including: (a) maintaining office facilities and furnishing clerical services necessary for maintaining the organization of the Portfolio and for performing administrative and management functions, (b) supervising the overall administration of the Portfolio, including negotiation of contracts and fees with and monitoring of performance and billings of the Portfolio's transfer agent, shareholder servicing agents, custodian and other independent contractors or agents, (c) overseeing (with the advice of Portfolio's counsel) the preparation of and, if applicable, the filing of all documents required for compliance by the Portfolio with applicable laws and regulations, including registration statements, prospectuses and statements of additional information, semi-annual and annual reports to shareholders, proxy statements and tax returns, (d) preparing agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders and (e) arranging for maintenance of the books and records of the Portfolio. DSIL furnishes at its own expense all facilities and personnel necessary in connection with providing these services. The Management Agreement for the Portfolio will continue in effect if such continuance is specifically approved at least annually by the Portfolio's Board of Trustees or by a majority of the outstanding voting securities of the Portfolio at a meeting called for the purpose of voting on the Management Agreement (with the vote of each investor in the Portfolio being in proportion to the amount of its investment), and, in either case, by a majority of the Portfolio's Trustees who are not parties to the Management Agreement or interested persons of any such party at a meeting called for the purpose of voting on the Management Agreement. The Management Agreement for the Domini Social Bond Fund will continue in effect for an initial two-year period and thereafter if such continuance is specifically approved at least annually by the Domini Social Bond Fund's Board of Trustees or by a majority of the outstanding voting securities of the Domini Social Bond Fund at a meeting called for the purpose of voting on the Management Agreement, and, in either case, by a majority of the Domini Social Bond Fund's Trustees who are not parties to the Management Agreement or interested persons of any such party at a meeting called for the purpose of voting on the Management Agreement.

     Each Management Agreement provides that DSIL may render services to others. DSIL may employ, at its own expense, or may request that the Portfolio or the Domini Social Bond Fund employ (subject to the requirements of the 1940 Act) one or more subadvisers or submanagers, subject to DSIL's supervision. Each Management Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by the Portfolio or the Domini Social Bond Fund, as the case may be, when authorized either by majority vote of the outstanding voting securities in the Portfolio (with the vote of each investor in the Portfolio being in proportion to the amount of its investment) or the Domini Social Bond Fund, as applicable, or by a vote of a majority of the appropriate Board of Trustees, or by DSIL, and will automatically terminate in the event of its assignment. Each Management Agreement provides that neither DSIL nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in its services to the Portfolio or the Domini Social Bond Fund, as the case may be, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Management Agreement.

     Under the Management Agreement between the Portfolio and DSIL, DSIL's fee for advisory and administrative services to the Portfolio is 0.20% of the average daily net assets of the Portfolio.

     Under the Management Agreement between the Trust, with respect to the Domini Social Bond Fund, and DSIL, DSIL's fee for advisory services to the Domini Social Bond Fund is 0.40% of the average daily net assets of that Fund.

     DSIL is a Massachusetts limited liability company with offices at 536 Broadway, 7th Floor, New York, NY 10012, and is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act"). The names of the principal owners of DSIL and their relationship to the Trust follows: Amy L. Domini, Chair of the Board and President of the Trust, is the Manager and a Managing Principal and co-owner of DSIL. Sigward M. Moser, a Vice President of the Trust, is a Managing Principal and CO-owner of DSIL. David P. Wieder, a Vice President of the Trust, is a Managing Principal and CO-owner of DSIL. Mr. Wieder is also President and an owner of FSSI, which served as the Domini Social Equity Fund's transfer agent until September 24, 1999.

     SSgA manages the assets of the Portfolio pursuant to an Investment Submanagement Agreement (the "Portfolio Submanagement Agreement"). The Portfolio Submanager furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Portfolio's investments and effecting securities transactions for the Portfolio. The Portfolio Submanagement Agreement will continue in effect if such continuance is specifically approved at least annually by the Portfolio's Board of Trustees or by a majority vote of the outstanding voting securities in the Portfolio at a meeting called for the purpose of voting on the Portfolio Submanagement Agreement (with the vote of each being in proportion to the amount of its investment), and, in either case, by a majority of the Portfolio's Trustees who are not parties to the Portfolio Submanagement Agreement or interested persons of any such party at a meeting called for the purpose of voting on the Portfolio Submanagement Agreement.

      SSgA is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The address of SSgA and each of the principal executive officers and directors of SSgA is Two International Place, Boston, MA 02110.

      ShoreBank manages the assets of the Domini Social Bond Fund pursuant to an Investment Submanagement Agreement (the "Bond Fund Submanagement Agreement"). The Bond Fund Submanager furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Domini Social Bond Fund's investments and effecting securities transactions for the Domini Social Bond Fund. The Bond Fund Submanagement Agreement will continue in effect if such continuance is specifically approved at least annually by the Domini Social Bond Fund's Board of Trustees or by a majority vote of the outstanding voting securities of that Fund at a meeting called for the purpose of voting on the Bond Fund Submanagement Agreement, and, in either case, by a majority of the Domini Social Bond Fund's Trustees who are not parties to the Bond Fund Submanagement Agreement or interested persons of any such party at a meeting called for the purpose of voting on the Bond Fund Submanagement Agreement.

     Effective January 1, 1939, ShoreBank was organized as an Illinois Banking Corporation. The address of ShoreBank and each of the principal executive officers and directors of ShoreBank is 7054 S. Jeffery Blvd., Chicago, IL 60649.

     Each Submanagement Agreement provides that the applicable submanager may render services to others. Each Submanagement Agreement is terminable without penalty upon not more than 60 days' nor less than 30 days' written notice by the Portfolio or Domini Social Bond Fund, as the case may be, when authorized either by majority vote of the outstanding voting securities in the Portfolio (with the vote of each being in proportion to the amount of their investment) or of the Domini Social Bond Fund, as applicable, or by a vote of the majority of the appropriate Board of Trustees, or by DSIL with the consent of the Trustees and may be terminated by the applicable submanager on not less than 90 days' written notice to DSIL and the Trustees, and will automatically terminate in the event of its assignment. Each Submanagement Agreement provides that the applicable submanager shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in its services to the Portfolio or the Domini Social Bond Fund, as the case may be, except for willful misfeasance, bad faith or gross negligence or reckless disregard for its or their obligations and duties under the Submanagement Agreement.

     Under the Portfolio Submanagement Agreement, DSIL pays SSgA an annual investment submanagement fee equal to the greater of $300,000 or the fee based on the following schedule:

0.02% of the first $1 billion of net assets managed
0.01% of the next $1 billion of net assets managed
0.0075% of net assets managed in excess of $2 billion

      On October 22, 1997 DSIL entered into a submanagement agreement with Mellon Equity Associates pursuant to which it paid Mellon Equity Associates a submanagement fee equal on an annual basis to 0.10% of the average daily net assets of the Portfolio until November 15, 1999. From November 15, 1999 until December 31, 2000 DSIL paid Mellon Equity Associates, LLP (the survivor of a merger with Mellon Equity Associates) a submanagement fee equal on an annual basis to 0.07% of the average daily net assets of the Portfolio.

     For the fiscal years ended July 31, 2001, July 31, 2000 and July 31, 1999, the Portfolio incurred approximately $3,644,328, $3,257,616 and $1,791,617, respectively, in management fees pursuant to its Management Agreement with DSIL.

     Under the Bond Fund Submanagement Agreement, DSIL pays ShoreBank an investment submanagement fee equal on an annual basis to 0.20% of the average daily net assets of the Domini Social Bond Fund.

     For the fiscal year ended July 31, 2001 and the period from June 1, 2000 (commencement of operations) through July 31, 2000, the Domini Social Bond Fund did not pay any management fees. DSIL waived all management fees payable to it under the Management Agreement in effect with respect to the Domini Social Bond Fund.

SPONSOR

     Pursuant to a Sponsorship Agreement with respect to the Domini Social Equity Fund and an Administration Agreement with respect to the Domini Social Bond Fund, DSIL provides the Domini Social Equity Fund and the Domini Social Bond Fund with oversight, administrative and management services. DSIL provides each Fund with general office facilities and supervises the overall administration of each Fund, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the independent contractors and agents of each Fund; the preparation and filing of all documents required for compliance by each Fund with applicable laws and regulations, including registration statements, prospectuses and statements of additional information, semiannual and annual reports to shareholders, proxy statements and tax returns; preparing agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders; maintaining telephone coverage to respond to shareholder inquiries; answering questions from the general public, the media and investors in each Fund regarding the securities holdings of the Portfolio and the Domini Social Bond Fund, as applicable, limits on investment and the Funds' proxy voting philosophy and shareholder activism philosophy; and arranging for the maintenance of books and records of each Fund. The Sponsor provides persons satisfactory to the Board of Trustees of the Funds to serve as officers of the Funds. Such officers, as well as certain other employees and Trustees of the Funds, may be directors, officers or employees of the Sponsor or its affiliates.<

     Under the Sponsorship Agreement between DSIL and the Trust on behalf of the Domini Social Equity Fund, DSIL's fee for administrative and sponsorship services with respect to the Domini Social Equity Fund is 0.50% of the average daily net assets of that Fund. Under the Administration Agreement between DSIL and the Trust on behalf of the Domini Social Bond Fund, DSIL's fee for administrative services with respect to the Domini Social Bond Fund is 0.25% of the average daily net assets of that Fund. Currently, DSIL is reducing its fee to the extent necessary to keep the aggregate annual operating expenses of the Domini Social Equity Fund (including the Domini Social Equity Fund's share of the Portfolio's expenses but excluding brokerage fees and commissions, interest, taxes and other extraordinary expenses) at no greater than 0.92% of the average daily net assets of the Domini Social Equity Fund. For the fiscal years ended July 31, 2001, July 31, 2000 and July 31, 1999, the Domini Social Equity Fund incurred $ 5,022,629 $6,578,565 and $3,820,667 in sponsorship fees, respectively. Currently, DSIL is reducing its fee to the extent necessary to keep the aggregate annual expenses of the Domini Social Bond Fund (excluding brokerage fees and commissions, interest, taxes and other extraordinary expenses) at no greater than 0.95% of the average daily net assets of the Domini Social Bond Fund. For the fiscal year ended July 31, 2001 and the period from June 1, 2000 (commencement of operations) through July 31, 2000, DSIL waived payment of its fee for administrative services provided to the Domini Social Bond Fund.

     The Sponsorship Agreement with respect to the Funds provides that DSIL may render administrative services to others. The Sponsorship Agreement also provides that neither the Sponsor nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of either Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Sponsorship Agreement.

DISTRIBUTOR

     Each Fund has adopted a Distribution Plan which provides that each Fund may pay the Distributor a fee not to exceed 0.25% per annum of that Fund's average daily net assets in anticipation of, or as reimbursement or compensation for, expenses incurred in connection with the sale of shares of the Fund, such as payments to broker-dealers who advise shareholders regarding the purchase, sale or retention of shares of the Fund, payments to employees of the Distributor, advertising expenses and the expenses of printing and distributing prospectuses and reports used for sales purposes, expenses of preparing and printing sales literature and other distribution-related expenses. For the fiscal years ended July 31, 2001, July 31, 2000 and July 31, 1999, the Domini Social Equity Fund accrued $2,386,012, $2,874,845 and $1,327,042, respectively, in distribution fees. For the fiscal year ended July 31, 2001, payments made by the Domini Social Equity Fund pursuant to the Distribution Plan were used for advertising ($951,749), printing and mailing of prospectuses to other than current shareholders ($61,223 ), compensation to dealers ($789,379 ) and communicatio0ns and servicing ($583,631). For the fiscal year ended July 31, 2001 and the period from June 1, 2000 (commencement of operations) through July 31, 2000, the Domini Social Bond Fund accru0ed $22,3310 and $1,400, respectively, in distribution fees.

     The Distribution Plan will continue in effect indefinitely as to a Fund if such continuance is specifically approved at least annually by a vote of both a majority of that Fund's Trustees and a majority of that Fund's Trustees who are not "interested persons of the Fund" and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreement related to such Plan ("Qualified Trustees"). The Distributor will provide to the Trustees of each Fund a quarterly written report of amounts expended by that Fund under the Distribution Plan and the purposes for which such expenditures were made. The Distribution Plan further provides that the selection and nomination of each Fund's Qualified Trustees shall be committed to the discretion of the disinterested Trustees of that Fund. The Distribution Plan may be terminated as to a Fund at any time by a vote of a majority of that Fund's Qualified Trustees or by a vote of the shareholders of that Fund. The Distribution Plan may not be materially amended with respect to a Fund without a vote of the majority of both that Fund's Trustees and Qualified Trustees. The Distributor will preserve copies of any plan, agreement or report made pursuant to the Distribution Plan for a period of not less than six (6) years from the date of the Distribution Plan, and for the first two (2) years the Distributor will preserve such copies in an easily accessible place.

     Each Fund has entered into a Distribution Agreement with the Distributor. Under the Distribution Agreement, the Distributor acts as the agent of each Fund in connection with the offering of shares of that Fund and is obligated to use its best efforts to find purchasers for shares of the Fund. The Distributor acts as the principal underwriter of shares of each Fund and bears the compensation of personnel necessary to provide such services and all costs of travel, office expenses (including rent and overhead) and equipment. Prior to August 15, 1999, Signature Broker-Dealer Services, Inc. served as the distributor of the Domini Social Equity Fund.

TRANSFER AGENT, CUSTODIAN AND SERVICE ORGANIZATIONS

     Each Fund has entered into a Transfer Agency Agreement with PFPC Inc. (formerly known as First Data Investor Services Group, Inc.), 4400 Computer Drive, Westborough, MA 01581, pursuant to which PFPC acts as the transfer agent for each Fund. The Transfer Agent maintains an account for each shareholder of the Funds, performs other transfer agency functions, and acts as dividend disbursing agent for the Funds.

     Each Fund has entered into a Custodian Agreement with Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, pursuant to which IBT acts as custodian for each Fund. The Portfolio has entered into a Transfer Agency Agreement with IBT pursuant to which IBT acts as transfer agent for the Portfolio. The Portfolio also has entered into a Custodian Agreement with IBT pursuant to which IBT acts as custodian for the Portfolio. The Custodian's responsibilities include safeguarding and controlling the Portfolio's and the Domini Social Bond Fund's cash and securities, handling the receipt and delivery of securities, determining income and collecting interest on the Portfolio's and Domini Social Bond Fund's investments, maintaining books of original entry for portfolio and fund accounting and other required books and accounts, and calculating the daily net asset value of the Portfolio and the daily net asset value of shares of each Fund. Securities held by the Portfolio and the Domini Social Bond Fund may be deposited into certain securities depositaries. The Custodian does not determine the investment policies of the Portfolio or the Domini Social Bond Fund or decide which securities the Portfolio or the Domini Social Bond Fund will buy or sell. The Portfolio and the Domini Social Bond Fund may, however, invest in securities of the Custodian and may deal with the Custodian as principal in securities transactions.

     Each Fund may from time to time enter into agreements with various banks, trust companies (other than SSgA and ShoreBank), broker-dealers (other than the Distributor) or other financial organizations (collectively, "Service Organizations") to provide services for that Fund, such as maintaining shareholder accounts and records. Each Fund may pay fees to Service Organizations (which may vary depending upon the services provided) in amounts up to an annual rate of 0.25% of the daily net asset value of the shares of that Fund owned by shareholders with whom the Service Organization has a servicing relationship. In addition, each Fund may reimburse Service Organizations for their costs related to servicing shareholder accounts. For the fiscal years ended July 31, 2001, July 31, 2000 and July 31, 1999, the Domini Social Equity Fund accrued $258,358, $97,733 and $940, respectively, in service organization fees. For the fiscal year ended July 31, 2001 and the period from June 1, 2000 (commencement of operations) through July 31, 2000, the Domini Social Bond Fund accrued $3,320and $0, respectively, in service organization fees.

EXPENSES

     The Funds and the Portfolio each are responsible for all of their respective expenses, including the compensation of their respective Trustees who are not interested persons of a Fund or the Portfolio; governmental fees; interest charges; taxes; membership dues in the Investment Company Institute allocable to a Fund or the Portfolio; fees and expenses of independent auditors, of legal counsel and of any transfer agent, custodian, registrar or dividend disbursing agent of a Fund or the Portfolio; insurance premiums; and expenses of calculating the net asset value of the Portfolio and of shares of the Funds.

     The Domini Social Equity Fund and the Domini Social Bond Fund each will also pay sponsorship fees payable to the Sponsor, and all expenses of distributing and redeeming shares and servicing shareholder accounts; expenses of preparing, printing and mailing prospectuses, reports, notices, proxy statements and reports to shareholders and to governmental offices and commissions; expenses of shareholder meetings; and expenses relating to the issuance, registration and qualification of shares of the Funds and the preparation, printing and mailing of prospectuses for such purposes.

     The Portfolio and the Domini Social Bond Fund each will pay the expenses connected with the execution, recording and settlement of security transactions and the investment management fees payable to DSIL. The Portfolio and the Domini Social Bond Fund each also will pay the fees and expenses of its custodian for all services to the Portfolio and the Domini Social Bond Fund, as applicable, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to governmental offices and commissions; and expenses of meetings of investors.

CODES OF ETHICS

     The Portfolio, the Funds, DSIL and the Distributor have each adopted a Code of Ethics (collectively, the "Codes of Ethics") under Rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Portfolio or the Funds. The Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The Codes of Ethics are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of the Codes of Ethics may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, DC 20549-6009.

6. INDEPENDENT AUDITORS

     KPMG LLP, 99 High Street, Boston, MA 02110, are the independent auditors for the Funds and for the Portfolio, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.

7. TAXATION

TAXATION OF THE FUNDS AND THE PORTFOLIO

     FEDERAL TAXES: Each of our Funds is treated as a separate entity for federal tax purposes under the Internal Revenue Code of 1986, as amended (the "Code"). Further, each Fund has elected to be treated and intends to qualify as a "regulated investment company" under Subchapter M of the Code. We plan to continue this election in the future for all of the Funds. As a regulated investment company, a Fund will not be subject to any federal income or excise taxes on its net investment income and net realized capital gains that it distributes to shareholders in accordance with the timing requirements imposed by the Code. If a Fund should fail to qualify as a "regulated investment company" in any year, that Fund would incur a regular corporate federal income tax upon its taxable income and Fund distributions would generally be taxable as ordinary dividend income to shareholders.

     We anticipate that the Portfolio will be treated as a partnership for federal income tax purposes. As such, the Portfolio is not subject to federal income taxation. Instead, the Domini Social Equity Fund must take into account, in computing its federal income tax liability, its share of the Portfolio's income, gains, losses, deductions, credits and other items, without regard to whether it has received any distributions from the Portfolio.

     FOREIGN TAXES: Although neither Fund expects to pay any federal income or excise taxes, investment income received by a Fund from foreign securities may be subject to foreign income taxes withheld at the source; we do not expect to be able to pass through to shareholders foreign tax credits with respect to such foreign taxes. The United States has entered into tax treaties with many foreign countries that may entitle the Funds to a reduced rate of tax or an exemption from tax on such income; each Fund intends to qualify for treaty reduced rates where available. It is not possible, however, to determine a Fund's effective rate of foreign tax in advance since the amount of a Fund's assets to be invested within various countries is not known.

     STATE TAXES: Each Fund is organized as a series of the Trust, a Massachusetts business trust. As long as it qualifies as a "regulated investment company" under the Code, a Fund will not have to pay Massachusetts income or excise taxes. The Portfolio is organized as a New York trust. The Portfolio is not subject to any income or franchise tax in the State of New York.

TAXATION OF SHAREHOLDERS

     TAXATION OF DISTRIBUTIONS: Shareholders of each Fund normally will have to pay federal income taxes on the dividends and other distributions they receive from a Fund. Dividends from ordinary income and any distributions from net short-term capital gains are taxable to shareholders as ordinary income for federal income tax purposes, whether the distributions are paid in cash or reinvested in additional shares. Distributions of net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses), whether paid in cash or reinvested in additional shares, are taxable to shareholders as long-term capital gains for federal income tax purposes without regard to the length of time the shareholders have held their shares. Any Fund dividend that is declared in October, November, or December of any calendar year, that is payable to shareholders of record in such a month, and that is paid the following January will be treated as if received by the shareholders on December 31 of the year in which the divided is declared.

     DIVIDENDS-RECEIVED DEDUCTION: A portion of Domini Social Equity Fund's ordinary income dividends (but none of that Fund's capital gains) is normally eligible for the dividends-received deduction for corporations if the recipient otherwise qualifies for that deduction with respect to its holding of Fund shares. Availability of the deduction for a particular corporate shareholder is subject to certain limitations, and deducted amounts may be subject to the alternative minimum tax and result in certain basis adjustments. Since the investment income of the Domini Social Bond Fund is derived from interest rather than dividends, no portion of the dividends-received from this Fund will be eligible for the dividends - received deduction. Moreover, the portion of any Fund's dividends that is derived from investments in foreign corporations will not qualify for such deduction.

     "BUYING A DIVIDEND": Any Fund distribution will have the effect of reducing the per share net asset value of shares in that Fund by the amount of the distribution. Shareholders purchasing shares shortly before the record date of any distribution may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

     DISPOSITION OF SHARES: In general, any gain or loss realized upon a taxable disposition of shares of a Fund by a shareholder that holds such shares as a capital asset will be treated as long-term capital gain or loss if the shares have been held for more than twelve months and otherwise as a short-term capital gain or loss. However, any loss realized upon a disposition of shares in a Fund held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain made with respect to those shares. Any loss realized upon a disposition of shares may also be disallowed under rules relating to wash sales.

EFFECTS OF CERTAIN INVESTMENTS AND TRANSACTIONS

     CERTAIN DEBT INSTRUMENTS: An investment by Domini Social Bond Fund in zero coupon bonds, deferred interest bonds, payment-in-kind bonds, certain stripped securities and certain securities purchased at a market discount will cause the Fund to recognize income prior to the receipt of cash payments with respect to those securities. In order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund.

     OPTIONS, ETC. : A Fund's transactions in options, futures and forward contracts will be subject to special tax rules that may affect the amount, timing and character of Fund income and distributions to shareholders. For example, certain positions held by a Fund on the last business day of each taxable year will be marked to market (e.g., treated as if closed out) on that day, and any gain or loss associated with the positions will be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by a Fund that substantially diminish its risk of loss with respect to other positions in its portfolio may constitute "straddles", " and may be subject to special tax rules that would cause deferral of fund losses, adjustments in the holding periods of fund securities, and conversion of short-term into long-term capital losses. Certain tax elections exist for straddles that may alter the effects of these rules. Each Fund intends to limit its activities in options, futures and forward contracts to the extent necessary to meet the requirements of the Code.

     FOREIGN SECURITIES: Special tax considerations apply with respect to foreign investments of each Fund. Foreign exchange gains and losses realized by a Fund will generally be treated as ordinary income and losses. Use of non-U.S. currencies for non-hedging purposes may have to be limited in order to avoid a tax on a Fund.

     The foregoing is limited to a discussion of federal taxation. It should not be viewed as a comprehensive discussion of the items referred to nor as covering all provisions relevant to investors. Dividends and distributions may also be subject to state or local taxes. Shareholders should consult their own tax advisers for additional details on their particular tax status.

8. PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

     Specific decisions to purchase or sell securities for the Portfolio and the Domini Social Bond Fund are made by portfolio managers who are employees of the applicable submanager and who are appointed and supervised by its senior officers. Changes in the Portfolio's or the Domini Social Bond Fund's investments are reviewed by the appropriate Board of Trustees. The portfolio managers of the Portfolio and the Domini Social Bond Fund may serve other clients of a submanager in a similar capacity.

     The Portfolio's and Domini Social Bond Fund's primary consideration in placing securities transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. The applicable submanager attempts to achieve this result by selecting broker-dealers to execute transactions on behalf of the Portfolio or the Domini Social Bond Fund and other clients of that submanager on the basis of their professional capability, the value and quality of their brokerage services, and the level of their brokerage commissions. In the case of securities traded in the over-the-counter market (where no stated commissions are paid but the prices include a dealer's markup or markdown), a submanager normally seeks to deal directly with the primary market makers, unless in its opinion, best execution is available elsewhere. In the case of securities purchased from underwriters, the cost of such securities generally includes a fixed underwriting commission or concession. Consistent with the foregoing primary consideration, the Conduct Rules of the National Association of Securities Dealers, Inc. and such other policies as the Trustees of the Portfolio or the Domini Social Bond Fund may determine, the applicable submanager may consider sales of shares of the Domini Social Equity Fund and of securities of other investors in the Portfolio or shares of the Domini Social Bond Fund as a factor in the selection of broker-dealers to execute the Portfolio's or the Domini Social Bond Fund's securities transactions. None of the Portfolio, Domini Social Bond Fund or Domini Social Equity Fund will engage in brokerage transactions with DSIL, SSgA, or ShoreBank or any of their respective affiliates or any affiliate of a Fund or the Portfolio. Most of the Domini Social Bond Fund's transactions will be on a principal basis.

     Under the Portfolio and Bond Fund Submanagement Agreements and as permitted by Section 28(e) of the Securities Exchange Act of 1934, a submanager may cause the Portfolio or the Domini Social Bond Fund, as applicable, to pay a broker-dealer acting on an agency basis which provides brokerage and research services to the submanager or DSIL an amount of commission for effecting a securities transaction for the Portfolio or the Domini Social Bond Fund in excess of the amount other broker-dealers would have charged for the transaction if the submanager determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the submanager's or DSIL's overall responsibilities to the Portfolio or the Domini Social Bond Fund, as the case may be, or to its other clients. Not all of such services are useful or of value in advising the Portfolio or the Domini Social Bond Fund.

     The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or of purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto such as clearance and settlement. However, because of the Portfolio's policy of investing in accordance with the Index, SSgA and DSIL currently intend to make only a limited use of such brokerage and research services with respect to the Portfolio.

     Although commissions paid on every transaction will, in the judgment of the submanagers, be reasonable in relation to the value of the brokerage services provided, commissions exceeding those which another broker might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Portfolio or the Domini Social Bond Fund and a submanager's or DSIL's other clients, in part for providing advice as to the availability of securities or of purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto such as clearance and settlement. Certain broker-dealers may be willing to furnish statistical, research and other factual information or services to a submanager or DSIL for no consideration other than brokerage or underwriting commissions.

     The submanagers and DSIL attempt to evaluate the quality of research provided by brokers. The submanagers and DSIL sometimes use evaluations resulting from this effort as a consideration in the selection of brokers to execute portfolio transactions. However, neither the submanagers nor DSIL are able to quantify the amount of commissions which are paid as a result of such research because a substantial number of transactions are effected through brokers which provide research but which are selected principally because of their execution capabilities.

     The fees that the Portfolio and the Domini Social Bond Fund pay to their respective submanager and DSIL will not be reduced as a consequence of the Portfolio's or the Domini Social Bond Fund's receipt of brokerage and research services. To the extent the Portfolio's or the Domini Social Bond Fund's securities transactions are used to obtain brokerage and research services, the brokerage commissions paid by the Portfolio or the Domini Social Bond Fund will exceed those that might otherwise be paid for such portfolio transactions and research, by an amount which cannot be presently determined. Such services may be useful and of value to a submanager or DSIL in serving the Portfolio or the Domini Social Bond Fund, as the case may be, and other clients and, conversely, such services obtained by the placement of brokerage business of other clients may be useful to a submanager or DSIL in carrying out its obligations to the Portfolio or the Domini Social Bond Fund. While such services are not expected to reduce the expenses of the submanagers or DSIL, a submanager or DSIL would, through use of the services, avoid the additional expenses which would be incurred if it should attempt to develop comparable information through its own staff. For the fiscal years ended July 31, 2001, July 31, 2000 and July 31, 1999, the Portfolio paid brokerage commissions of $195,195, $256,045 and $327,338, respectively. For the fiscal year ended July 31, 2001 and the period from June 1, 2000 (commencement of operations) through July 31, 2000, the Domini Social Bond Fund did not pay brokerage commissions.

     In certain instances there may be securities which are suitable for the Portfolio or the Domini Social Bond Fund as well as for one or more of a submanager's or DSIL's other clients. Investment decisions for the Portfolio and the Domini Social Bond Fund and for a submanager's or DSIL's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Portfolio and the Domini Social Bond Fund are concerned. However, it is believed that the ability of the Portfolio and the Domini Social Bond Fund to participate in volume transactions will produce better executions for the Portfolio and the Domini Social Bond Fund.

9. DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

     The Trust is a Massachusetts business trust established under a Declaration of Trust dated as of March 1, 1990. The Trust's Declaration of Trust permits the Trust's Board of Trustees to issue an unlimited number of shares of beneficial interest (par value $0. 00001 per share) in separate series and to divide any such series into classes of shares. Currently the Funds are the only series offered by the Trust and each Fund has only one class of shares . Each share of each class represents an equal proportionate interest in a series with each other share of that class. Upon liquidation or dissolution of a Fund, the Fund's shareholders are entitled to share pro rata in the Fund's net assets available for distribution to its shareholders. The Trust reserves the right to create and issue additional series and classes of shares, and to redesignate series and classify and reclassify classes, whether or not shares of the series or class are outstanding. The Trust also reserves the right to modify the preferences, voting powers, rights and privileges of shares of each class without shareholder approval. Shares of each series participate equally in the earnings, dividends and distribution of net assets of the particular series upon the liquidation or dissolution (except for any differences among classes of shares of a series).

     The assets of the Trust received for the issue or sale of the shares of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series and constitute the underlying assets of such series. The underlying assets of each series are segregated on the books of account, and are to be charged with the liabilities in respect to such series and with such a share of the general liabilities of the Trust. If a series were unable to meet its obligations, the assets of all other series might be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to a given series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of the Trust or any series, the holders of the shares of any series are entitled to receive as a class the value of the underlying assets of such shares available for distribution to shareholders.

     The Trustees of the Trust have the authority to designate additional series and classes of shares, to divide any series and to designate the relative rights and preferences as between the different series and classes of shares . All shares issued and outstanding will be fully paid and nonassessable by the Trust, and redeemable as described in this Statement of Additional Information and in the Prospectus. The Trust may involuntarily redeem shareholder's shares at any time for any reason the Trustees of the Trust deem appropriate, including for the following reasons: (a) in order to eliminate inactive, lost or very small accounts for administrative efficiencies and cost savings, (b) to protect the tax status of a Fund if necessary and (c) to eliminate ownership of shares by a particular shareholder when the Trustees determine that the particular shareholder's ownership is not in the best interests of the other shareholders of a Fund.

     Each shareholder of a Fund is entitled to one vote for each dollar of net asset value (number of shares owned times net asset value per share) represented by the shareholder's shares in the Fund, on each matter on which the shareholder is entitled to vote. Each fractional dollar amount is entitled to a proportionate fractional vote. Shareholders of the Funds and all other series of the Trust, if any, will generally vote together on all matters except when the Trustees determine that only shareholders of a particular Fund or series are affected by a particular matter or when applicable law requires shareholders to vote separately by Fund or series or class. Except when a larger vote is required by applicable law, a majority of the voting power of the shares voted in person or by proxy on a matter will decide that matter and a plurality of the voting power of the shares voted in person or by proxy will elect a Trustee. Shareholders of the Trust do not have cumulative voting rights, and shareholders owning more than 50% of the outstanding shares of the Trust may elect all of the Trustees of the Trust if they choose to do so and in such event the other shareholders in the Trust would not be able to elect any Trustee.

     The Trust is not required and has no current intention to hold annual meetings of shareholders, but the Trust will hold special meetings of the Trust's or a Fund's shareholders when in the judgment of the Trust's Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have the right to remove one or more Trustees under certain circumstances.

     The Trust may, without shareholder approval, change a Fund's form of organization, reorganize any Fund or series, any class or the Trust as a whole into a newly created entity or a newly created series of an existing entity, or incorporate any Fund, any other series, any class or the Trust as a whole as a newly created entity. If recommended by the Trustees, the Trust, any Fund, any other series or any class of the Trust may merge or consolidate or may sell, lease or exchange all or substantially all of its assets if authorized at any meeting of shareholders by a vote of the majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust voting as a single class or of the affected Fund, series or class, or by written consent, without a meeting, of the holders of shares representing a majority of the voting power of the outstanding shares of the Trust voting as a single class, or of the affected Fund, series or class. The Trust may be terminated at any time by a vote of the majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust. Any Fund, any other series of the Trust or any class of any series may be terminated at any time by a vote of the majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund or that series or class, or by the Trustees by written notice to the shareholders of the Fund or that series or class. If not so terminated, the Trust will continue indefinitely. Except in limited circumstances, the Trustees may, without any shareholder vote, amend or otherwise supplement the Trust's Declaration of Trust.

     The Trust's Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any Fund, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements.

     The Declaration of Trust provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust unless, as to liability to Trust or Fund shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

     Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Funds and provides for indemnification and reimbursement of expenses out of Fund property for any shareholder held personally liable for the obligations of a Fund. The Declaration of Trust also provides for the maintenance, by or on behalf of the Trust and the Funds, of appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Funds and their shareholders and the Trust's Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and a Fund itself was unable to meet its obligations.

     The Trust's Declaration of Trust provides that shareholders may not bring suit on behalf of a Fund without first requesting that the Trustees bring such suit unless there would be irreparable injury to the Fund or if a majority of the Trustees have a personal financial interest in the action. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees or as trustees of funds with the same or an affiliated investment adviser or distributor.

     The Trust's Declaration of Trust provides that by becoming a shareholder of a Fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration.

     The Portfolio, in which all of the investable assets of the Domini Social Equity Fund are invested, is organized as a trust under the laws of the State of New York. The Portfolio's Declaration of Trust provides that the Domini Social Equity Fund and other entities investing in the Portfolio (i.e., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Domini Social Equity Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trust's Trustees believe that neither the Domini Social Equity Fund nor its shareholders will be adversely affected by reason of the Domini Social Equity Fund's investing in the Portfolio.

     Each investor in the Portfolio, including the Domini Social Equity Fund, may add to or reduce its investment in the Portfolio on each Fund Business Day. At the close of each such business day, the value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage representing that investor's share of the aggregate beneficial interests in the Portfolio effective for that day. Any additions or withdrawals, which are to be effected as of the close of business on that day, will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be re-computed as the percentage equal to the fraction, (a) the numerator of which is the value of such investor's investment in the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected as of the close of business on such day and (b) the denominator of which is the aggregate net asset value of the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of the close of business on the following Fund Business Day.

10.  FINANCIAL STATEMENTS

[To be added by amendment.]

Domini Social InvestmentsSM , Domini Social Equity FundSM , Domini Social Bond FundSM , Domini Institutional Social Equity Fund SM , Domini Money Market AccountSM , The Way You Invest MattersSM , The Responsible Index FundSM and domini.comSM are registered service marks of Domini Social Investments LLC.

APPENDIX

RATING INFORMATION

     The following ratings are opinions of Standard & Poor's Ratings Services, a division of McGraw-Hill Companies, Inc. ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's"), not recommendations to buy, sell or hold an obligation. The ratings below are as described by the rating agencies. While the rating agencies may from time to time revise such ratings, they are under no obligation to do so.

Standard & Poor's

Standard & Poor's Four Highest Long-Term Issue Credit Ratings

AAA	An obligation rated AAA has the highest rating assigned by Standard &Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A	An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB	An obligation rated BBB exhibits adequate protection parameters. However,adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Plus	The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
(+)
or minus(-)

Standard & Poor's Short-Term Issue Credit Ratings

SP-1	Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	Speculative capacity to pay principal and interest.

Standard & Poor's Commercial Paper Ratings

A-1	This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2	Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3	Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B	Issues rated B are regarded as having only speculative capacity for timely payment.

C	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D	Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the due date, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.

Moody's

Moody's Four Highest Debt Ratings - Taxable Debt & Deposits Globally

Aaa	Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged."Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the AAA securities.

A	Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	Bonds which are rated Baa are considered as medium-grade obligations (i.e.,they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from AA through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Moody's Short-term Prime Rating System -Taxable Debt & Deposits Globally

     Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1	Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

  Leading market positions in well-established industries.
  High rates of return on funds employed.
  Conservative capitalization structure with moderate reliance on debt and ample asset protection.
  Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
  Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2	Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3	Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime	Issuers rated Not Prime do not fall within any of the Prime rating categories.

                                     PART C

Item 23.   Exhibits

           a        Second Amended and Restated Declaration of Trust of the
                    Registrant.
           b        Amended and Restated By-Laws of the Registrant.
*******    d(1)     Management Agreement between the Registrant and Domini
                    Social Investments LLC ("DSIL") with respect to Domini
                    Social Bond Fund.
*******    d(2)     Submanagement Agreement between DSIL and ShoreBank (formerly
                    South Shore Bank) with respect to Domini Social Bond Fund.
           e        Second Amended and Restated Distribution Agreement between the Registrant and DSIL Investment Services LLC ("DSILD"),
                    as distributor.
***        g(1)     Custodian Agreement between the Registrant and Investors
                    Bank & Trust Company, as custodian.
*******    g(2)     Letter Agreement adding Domini Social Bond Fund to the
                    Custodian Agreement between the Registrant and Investors
                    Bank & Trust Company, as custodian.
****       h(1)     Transfer Agency Agreement between the Registrant and PFPC
                    Inc. ("PFPC").
*          h(2)     Sponsorship Agreement between the Registrant and DSIL, as
                    sponsor.
*******    h(3)     Letter Agreement adding Domini Social Bond Fund to the
                    Transfer Agency Agreement between the Registrant and PFPC.
           h(4)     Form of Expense Limitation Agreement with respect to Domini
                    Social Equity Fund.
           h(5)     Form of Expense Limitation Agreement with respect to Domini
                    Social Bond Fund.
*******    h(6)     Administration Agreement between the Registrant and DSIL.
**         i        Opinion and consent of counsel.
and
*****
           m        Second Amended and Restated Distribution Plan of the
                    Registrant.
*******    p(1)     Code of Ethics of the Registrant, Domini Social Index
                    Portfolio and Domini Institutional Trust.
*******    p(2)     Code of Ethics of DSIL and DSILD.
           p(3)     Code of Ethics of SSgA Funds Management, Inc.
           p(4)     Code of Ethics of ShoreBank.
**         q        Powers of Attorney.
and
***
------------------------

*          Incorporated by reference from Post-Effective Amendment No. 11 to the
           Registrant's Registration Statement as filed with the SEC on November
           25, 1997.
**         Incorporated by reference from Post-Effective Amendment No. 13 to the
           Registrant's Registration Statement as filed with the SEC on
           September 29, 1999.
***        Incorporated by reference from Post-Effective Amendment No. 14 to the
           Registrant's Registration Statement as filed with the SEC on November
           23, 1999.
****       Incorporated by reference from Post-Effective Amendment No. 15 to the
           Registrant's Registration Statement as filed with the SEC on November
           30, 1999.
*****      Incorporated by reference from Post-Effective Amendment No. 16 to the
           Registrant's Registration Statement as filed with the SEC on January
           13, 2000.
******     Incorporated by reference from Post-Effective Amendment No. 17 to the
           Registrant's Registration Statement as filed with the SEC on March
           31, 2000.
*******    Incorporated by reference from Post-Effective Amendment No. 19 to the
           Registrant's Registration Statement as filed with the SEC on November
           28, 2000.

Item 24.  Persons Controlled by or under Common Control with Registrant

             Not applicable.

Item 25.  Indemnification

           Reference is hereby made to (a) Article V of the Registrant's Second
Amended and Restated Declaration of Trust, filed as an exhibit hereto; and (b)
Section 4 of the Second Amended and Restated Distribution Agreement by and
between the Registrant and DSIL Investment Services LLC, filed as an exhibit hereto.

           The Trustees and officers of the Registrant and the personnel of the
Registrant's administrator and distributor are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment
Company Act of 1940, as amended (the "1940 Act").

Item 26.  Business and Other Connections of Investment Adviser

           Domini Social Investments LLC ("DSIL") is a Massachusetts limited liability company with offices at 536 Broadway, 7th Floor, New York, New York
10012, and is registered as an investment adviser under the Investment Advisers
Act of 1940. The owners of DSIL are James E. Brooks, Amy L. Domini, Steven D.
Lydenberg, Sigward M. Moser and David P. Wieder.

                                  Principal                          Employment during the
          Name                 Business Address                      Past Two Fiscal Years

James E. Brooks        Four Arlington Street             President, Equity Resources Group, Inc.
                       Cambridge, MA 02140               (real estate investment)

Amy L. Domini          230 Congress Street               Trustee, Loring, Wolcott & Coolidge
                       Cambridge, MA 02110               (fiduciary)

                       536 Broadway, 7th Floor           Member, Board of Managers, DSIL Investment
                       New York, NY 10012                Services LLC (broker-dealer)

Steven D. Lydenberg    530 Atlantic Avenue, 7th Floor    Director of Research, Kinder, Lydenberg,
                       Boston, MA 02210                  Domini & Co., Inc. (social research)

Sigward M. Moser       536 Broadway, 7th Floor           President and Director, Communication House
                       New York, NY 10012                International, Inc. (advertising agency)

                       536 Broadway, 7th Floor           Member, Board of Managers, DSIL Investment
                       New York, NY 10012                Services LLC (broker-dealer)

David P. Wieder        536 Broadway, 7th Floor           President and Owner, Fundamental Shareholder
                       New York, NY 10012                Services, Inc. (transfer agent)

                       536 Broadway, 7th Floor           Member, Board of Managers, DSIL Investment
                       New York, NY 10012                Services LLC (broker-dealer)

The business, profession, vocation or employment of a substantial nature which each director or officer of SSgA Funds Management, Inc. is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee,

                                      C-2

partner or trustee, is as follows:

Name                   Capacity with Adviser        Business Name and Address

Gustaff V. Fish, Jr.   President & Director         Two International Place, Boston, MA
                                                    Principal, State Street Bank and Trust Company,
                                                    Boston, MA

Thomas P. Kelly        Treasurer                    Two International Place, Boston, MA
                                                    Principal, State Street Bank and Trust Company,
                                                    Boston, MA

Mark J. Duggan         Chief Legal Officer          Two International Place, Boston, MA
                                                    Principal, State Street Bank and Trust Company,
                                                    Boston, MA

Peter A. Ambrosini     Chief Compliance Officer     Two International Place, Boston, MA
                                                    Principal, State Street Bank and Trust Company,
                                                    Boston, MA

Timothy Harbert        Director                     Two International Place, Boston, MA
                                                    Executive Vice President, State StreetBank and
                                                    Trust Company, Boston, MA

Mitchell H. Shames     Director                     Two International Place, Boston, MA
                                                    Principal, State Street Bank and Trust Company,
                                                    Boston, MA

Agustin Fleites        Director                     Two International Place, Boston, MA
                                                    Principal, State Street Bank and Trust Company,
                                                    Boston, MA

ShoreBank is a wholly-owned subsidiary of Shorebank Corporation, with its main offices at 7054 S. Jeffery Blvd., Chicago, IL 60649. The Investment Advisory
Department of ShoreBank is an investment adviser under the Investment Advisers
Act of 1940. Its officers are as follows:

Name                  Capacity with Adviser         Business Name and Address

David J. Oser         Senior Vice President,        7054 S. Jeffery Blvd., Chicago, IL
                      Investments, and Corporate    Corporate Secretary, Shorebank Corporation,
                      Secretary                     Chicago, IL

Daniel J. Hollowed    Vice President                7054 S. Jeffery Blvd., Chicago, IL
                                                    Senior Engagement Manager, Crowe, Chizek &
                                                    Company, Oak Brook, IL (1990-1999)

Item 27.  Principal Underwriters

          (a)  DSIL Investment Services LLC is the distributor for the
               Registrant. DSIL Investment Services LLC serves as the
               distributor or the placement agent for the following other registered investment companies: Domini Institutional Social
               Equity Fund and Domini Social Index Portfolio.
          (b)  The information required by this Item 27 with respect to each manager or officer of DSIL Investment Services LLC is
               incorporated herein by reference from Schedule A of Form BD (File
               No. 008-44763) as filed by DSIL Investment Services LLC pursuant to the Securities Exchange Act of 1934.
          (c)  Not applicable.

                                      C-3

Item 28.  Location of Accounts and Records

         The accounts and records of the Registrant are located, in whole or in part, at the offices of the Registrant and at the following locations:

Name:                                       Address:

Domini Social Investments LLC               536 Broadway, 7th Floor
(manager)                                   New York, NY 10012

DSIL Investment Services LLC                536 Broadway, 7th Floor
(distributor)                               New York, NY 10012

Investors Bank & Trust Company              200 Clarendon Street
(custodian)                                 Boston, MA 02116

PFPC Inc.                                   4400 Computer Drive
(transfer agent)                            Westborough, MA 01581

Item 29.  Management Services

         Not applicable.

Item 30.  Undertakings

         Not applicable.

                                      C-4

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant has duly caused this
Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and
Commonwealth of Massachusetts on the 28th day of September, 2001.

                                       DOMINI SOCIAL INVESTMENT TRUST
                                       By:
                                       Amy L. Domini
                                       -------------------------------------
                                       Amy L. Domini
                                       President

         Pursuant to the requirements of the Securities Act of 1933, this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on September 28, 2001.

        Signature                                 Title

Amy L. Domini                President (Principal Executive Officer) and Trustee
-------------------------    of Domini Social Investment Trust
Amy L. Domini

Carole M. Laible             Treasurer (Principal Accounting and Financial
-------------------------    Officer) of Domini Social Investment Trust
Carole M. Laible

Julia Elizabeth Harris*      Trustee of Domini Social Investment Trust
-------------------------
Julia Elizabeth Harris

Kirsten S. Moy*              Trustee of Domini Social Investment Trust
-------------------------
Kirsten S. Moy

William C. Osborn*           Trustee of Domini Social Investment Trust
-------------------------
William C. Osborn

Karen Paul*                  Trustee of Domini Social Investment Trust
-------------------------
Karen Paul

Gregory A. Ratliff*          Trustee of Domini Social Investment Trust
-------------------------
Gregory A. Ratliff

Frederick C. Williamson, Sr.*        Trustee of Domini Social Investment Trust
-------------------------------
Frederick C. Williamson, Sr.

*By:
Amy L. Domini
-------------------------------
Amy L. Domini
Executed by Amy L. Domini on
behalf of those indicated
pursuant to Powers of Attorney.

                                   SIGNATURES

         Domini Social Index Portfolio has duly caused this Post-Effective
Amendment to the Registration Statement on Form N-1A (File No. 33-29180) of
Domini Social Investment Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of
Massachusetts on the 28th day of September, 2001.

                                      DOMINI SOCIAL INDEX PORTFOLIO
                                      By:
                                      Amy L. Domini
                                      -------------------------------------
                                      Amy L. Domini
                                      President of Domini Social Index Portfolio

         This Post-Effective Amendment to the Registration Statement on Form
N-1A of Domini Social Investment Trust has been signed below by the following persons in the capacities indicated below on September 28, 2001.

        Signature                                 Title

Amy L. Domini                President (Principal Executive Officer) and Trustee
-------------------------    of Domini Social Index Portfolio
Amy L. Domini

Carole M. Laible             Treasurer (Principal Accounting and Financial
-------------------------    Officer) of Domini Social Index Portfolio
Carole M. Laible

Julia Elizabeth Harris*      Trustee of Domini Social Index Portfolio
-------------------------
Julia Elizabeth Harris

Kirsten S. Moy*              Trustee of Domini Social Index Portfolio
-------------------------
Kirsten S. Moy

William C. Osborn*           Trustee of Domini Social Index Portfolio
-------------------------
William C. Osborn

Karen Paul*                  Trustee of Domini Social Index Portfolio
-------------------------
Karen Paul

Gregory A. Ratliff*          Trustee of Domini Social Index Portfolio
-------------------------
Gregory A. Ratliff

Frederick C. Williamson, Sr.*         Trustee of Domini Social Index Portfolio
-------------------------------
Frederick C. Williamson, Sr.

*By:
Amy L. Domini
-------------------------------
Amy L. Domini
Executed by Amy L. Domini on behalf of
those indicated pursuant to Powers of
Attorney.

                                INDEX TO EXHIBITS

EXHIBIT NO.   DESCRIPTION OF EXHIBIT

     a        Second Amended and Restated Declaration of Trust of the
              Registrant.
     b        Amended and Restated By-Laws of the Registrant.
     e        Second Amended and Restated Distribution Agreement between the
              Registrant and DSIL Investment Services LLC, as distributor.
   h(4)       Form of Expense Limitation Agreement with respect to Domini Social
              Equity Fund.
   h(5)       Form of Expense Limitation Agreement with respect to Domini Social
              Bond Fund.
     m        Second Amended and Restated Distribution Plan of the Registrant.
   p(3)       Code of Ethics of SSgA Funds Management, Inc.
   p(4)       Code of Ethics of ShoreBank.